UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03343

Sit Large Cap Growth Fund, Inc.

(Exact name of Registrant as specified in charter)

3300 IDS Center

80 South Eighth Street Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP

Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 332-3223

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2025

Item 1:	Reports to Stockholders.

SNIGX

Sit Large Cap Growth Fund

Semi-Annual Shareholder Report

December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Sit Large Cap Growth Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Large Cap Growth Fund	$53	1.00%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Large Cap Growth Fund	Russell 3000® Index	Russell 1000® Growth Index
12/15	$10,000	$10,000	$10,000
12/16	10,436	11,274	10,708
12/17	13,340	13,656	13,943
12/18	12,926	12,940	13,732
12/19	17,167	16,954	18,728
12/20	22,993	20,495	25,938
12/21	29,556	25,754	33,096
12/22	21,227	20,808	23,452
12/23	29,652	26,209	33,462
12/24	37,431	32,448	44,623
12/25	43,135	38,012	52,905

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Large Cap Growth Fund	11.38%	15.24%	13.41%	15.74%
Russell 3000® Index	10.78%	17.15%	13.15%	14.29%
Russell 1000® Growth Index	11.75%	18.56%	15.32%	18.13%

The Fund continues to use the Russell 1000® Growth Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund predominantly invested in common stocks of domestic companies with capitalizations exceeding $5 billion. The tables below reflect the investment makeup of the Fund as of December 31, 2025. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/25)

Total Net Assets	$260,945,811
# of Portfolio Holdings	58
Portfolio Turnover Rate	3.04%
Investment Advisory Fees Paid	$1,283,629
Weighted average market cap	$1,893.9 Billion

Sector Allocation (% of Net Assets)

Electronic Technology	31.3%
Technology Services	29.6
Retail Trade	8.8
Health Technology	7.7
Producer Manufacturing	5.7
Finance	2.9
Consumer Services	2.6
Industrial Services	2.1
Others	6.9
Cash and other net assets	2.4
Total	100.0%

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	11.8%
Apple, Inc.	10.9
Microsoft Corp.	10.2
Alphabet, Inc.	9.1
Amazon.com, Inc.	5.2
Broadcom, Inc.	4.2
Meta Platforms, Inc.	3.7
Eli Lilly & Co.	2.4
Applied Materials, Inc.	2.0
Visa, Inc.	1.8

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SNIGX

Sit Large Cap Growth Fund

Semi-Annual Shareholder Report

December 31, 2025

Item 2:	Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics is available without charge upon request by calling the Registrant at 612-332-3223 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3:	Audit Committee Financial Expert.

Not applicable. The information required by this Item 3 is only required in an annual report on Form N-CSR. This is the Registrant’s semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable. The information required by this Item 4 is only required in an annual report on Form N-CSR. This is the Registrant’s semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:	Investments.

The schedule of investments is included as part of the material filed under Item 7 of this Form.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Information December 31, 2025 Balanced Fund Dividend Growth Fund Global Dividend Growth Fund Large Cap Growth Fund ESG Growth Fund Mid Cap Growth Fund Small Cap Dividend Growth Fund Small Cap Growth Fund International Growth Fund Developing Markets Growth Fund Sit Mutual Funds

Sit Stock Funds FINANCIAL STATEMENTS AND OTHER INFORMATION TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 63.5%

Consumer Durables - 0.6%
Take-Two Interactive Software, Inc. *	1,765	451,893

Consumer Non-Durables - 0.3%
PepsiCo, Inc.	1,825	261,924

Consumer Services - 1.9%
McDonald’s Corp.	1,450	443,163
Visa, Inc.	2,800	981,988

		1,425,151

Electronic Technology - 20.0%
Apple, Inc.	13,475	3,663,313
Applied Materials, Inc.	1,900	488,281
Arista Networks, Inc. *	3,060	400,952
Broadcom, Inc.	10,850	3,755,185
NVIDIA Corp.	30,900	5,762,850
Palo Alto Networks, Inc. *	4,320	795,744
Vertiv Holdings Co.	1,225	198,462

		15,064,787

Energy Minerals - 0.2%
Shell, PLC, ADR	2,400	176,352

Finance - 4.5%
Ameriprise Financial, Inc.	1,150	563,891
Chubb, Ltd.	1,400	436,968
Goldman Sachs Group, Inc.	1,600	1,406,400
JPMorgan Chase & Co.	2,925	942,493

		3,349,752

Health Services - 0.8%
UnitedHealth Group, Inc.	1,900	627,209

Health Technology - 4.5%
Abbott Laboratories	2,450	306,961
AbbVie, Inc.	1,750	399,858
Boston Scientific Corp. *	2,575	245,526
Eli Lilly & Co.	840	902,731
Intuitive Surgical, Inc. *	1,290	730,604
Stryker Corp.	700	246,029
Thermo Fisher Scientific, Inc.	1,040	602,628

		3,434,337

Industrial Services - 1.6%
Cheniere Energy, Inc.	1,900	369,341
Waste Connections, Inc.	1,500	263,040
Williams Cos., Inc.	8,700	522,957

		1,155,338

Process Industries - 0.7%
Linde, PLC	575	245,174
Sherwin-Williams Co.	1,000	324,030

		569,204

Producer Manufacturing - 4.5%
Axon Enterprise, Inc. *	130	73,831
Eaton Corp., PLC	800	254,808
Emerson Electric Co.	750	99,540
General Dynamics Corp.	700	235,662
Honeywell International, Inc.	1,450	282,881
Motorola Solutions, Inc.	750	287,490
Northrop Grumman Corp.	375	213,829

Name of Issuer	Quantity	Fair Value ($)
Parker-Hannifin Corp.	625	549,350
Safran SA, ADR	7,350	639,818
Siemens AG, ADR	5,175	724,241

		3,361,450

Retail Trade - 5.4%
Amazon.com, Inc. *	9,700	2,238,954
Home Depot, Inc.	1,825	627,983
Netflix, Inc. *	4,600	431,296
TJX Cos., Inc.	5,100	783,411

		4,081,644

Technology Services - 17.5%
Accenture, PLC	2,025	543,308
Alphabet, Inc. - Class A	12,400	3,881,200
Alphabet, Inc. - Class C	3,675	1,153,215
Autodesk, Inc. *	1,275	377,413
Dynatrace, Inc. *	4,250	184,195
Intuit, Inc.	1,200	794,904
Meta Platforms, Inc.	2,115	1,396,090
Microsoft Corp.	7,475	3,615,059
Salesforce, Inc.	3,050	807,976
ServiceNow, Inc. *	2,800	428,932

		13,182,292

Transportation - 0.6%
Union Pacific Corp.	2,050	474,206

Utilities - 0.4%
NextEra Energy, Inc.	4,140	332,359

Total Common Stocks (cost: $16,064,343)		47,947,898

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 30.1%

Asset-Backed Securities - 1.0%

DTE Electric Securitization Funding II, LLC,
6.09%, 9/1/37	100,000	108,309

Duke Energy Florida, LLC, 2.86%, 3/1/33	120,000	111,768

Duke Energy Progress SC Storm Funding, LLC,
5.40%, 3/1/44	71,264	73,350

Evergy Missouri West Storm Funding I, LLC
5.10%, 12/1/38	91,626	94,127

RCKT Mortgage Trust 2025-CES1 A1A,
5.65%, 1/25/45 4, [14]	389,760	393,656

Small Business Administration
2008-20A 1, 5.17%, 1/1/28	5,058	5,081

		786,291

Collateralized Mortgage Obligations - 5.9%

Chase Home Lending Mortgage Trust:
2024-9 A4, 5.50%, 9/25/55 1, [4]	80,935	81,027
2023-1 A2, 6.00%, 6/25/54 1, [4]	110,689	112,760
2025-1 A4, 6.00%, 11/25/55 1, [4]	192,452	195,369

Chase Home Lending Mortgage Trust Series:
2024-1 A8A, 6.00%, 1/25/55 1, [4]	200,000	203,683

See accompanying notes to financial statements.

2	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Fair Value ($)

2024-2 A8A, 6.00%, 2/25/55 1, [4]	200,000	203,897
2024-3 A8, 6.00%, 2/25/55 1, [4]	100,000	101,984
2024-4 A8, 6.00%, 3/25/55 1, [4]	200,000	204,408
2025-2 A8, 6.00%, 12/25/55 1, [4]	250,000	255,787

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	14,784	13,172
2004-T1 1A1, 6.00%, 1/25/44	10,106	10,556
1999-17 C, 6.35%, 4/25/29	1,715	1,739
2009-30 AG, 6.50%, 5/25/39	17,615	18,852
2004-W9 2A1, 6.50%, 2/25/44	17,960	18,553
2004-T3 1A3, 7.00%, 2/25/44	3,812	3,935

Freddie Mac:
5280 A, 3.50%, 1/25/50	118,310	112,951
4812 CZ, 4.00%, 5/15/48	127,759	121,744
4293 BA, 5.16%, 10/15/47 [1]	5,084	5,249
2122 ZE, 6.00%, 2/15/29	10,746	10,987
2126 C, 6.00%, 2/15/29	6,457	6,587
2480 Z, 6.00%, 8/15/32	10,684	11,088
2485 WG, 6.00%, 8/15/32	11,893	12,448
2357 ZJ, 6.50%, 9/15/31	10,666	11,076
4520 HM, 6.50%, 8/15/45	9,746	10,769
3704 CT, 7.00%, 12/15/36	5,229	5,608

Government National Mortgage Association:
2021-86 WB, 4.73%, 5/20/51 [1]	116,195	112,917
2021-104 HT, 5.50%, 6/20/51	150,950	156,291
2021-27 AW, 5.91%, 2/20/51 [1]	157,830	163,633
2015-80 BA, 7.00%, 6/20/45 [1]	2,733	2,921
2018-147 AM, 7.00%, 10/20/48	18,300	19,390
2005-74 HA, 7.50%, 9/16/35	39	39

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 1, [4]	236,983	214,420
2021-13 A4, 2.50%, 4/25/52 1, [4]	205,072	185,397
2021-6 A12, 5.00%, 10/25/51 1, [4]	243,020	238,255
2023-6 A2, 6.00%, 12/26/53 1, [4]	95,932	97,727
2023-10 A8, 6.00%, 5/25/54 1, [4]	150,000	152,106
2024-1 A8, 6.00%, 6/25/54 1, [4]	200,000	202,015
2024-2 A8A, 6.00%, 8/25/54 1, [4]	104,153	104,504
2024-4 A8A, 6.00%, 10/25/54 1, [4]	200,000	203,951
2024-5 A8, 6.00%, 11/25/54 1, [4]	200,000	202,657
2025-1 A8, 6.00%, 6/25/55 1, [4]	250,000	257,423

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 1, [4]	24,254	23,771

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 1, [4]	32,819	30,676
2025-1 A4, 6.00%, 1/25/55 1, [4]	170,758	172,687
2025-3 A16, 6.00%, 4/25/55 1, [4]	150,000	153,714

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 1, [4]	25,749	24,044

		4,452,767

Corporate Bonds - 5.2%
Assurant, Inc., 5.55%, 2/15/36	150,000	152,788
Bank of New York Mellon Corp., 6.47%, 10/25/34 [1]	175,000	195,967
BOKF NA (Subordinated), 6.11%, 11/6/40 [1]	250,000	255,313
Booz Allen Hamilton, Inc., 5.95%, 4/15/35	200,000	207,576
CF Industries, Inc., 5.30%, 11/26/35	150,000	149,752

Name of Issuer	Principal Amount ($)	Fair Value ($)

Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	86,506
Comerica Bank (Subordinated), 5.33%, 8/25/33 [1]	250,000	251,980
CVS Pass-Through Trust:
4.16%, 8/11/36 [4]	149,399	139,640
6.94%, 1/10/30	62,876	65,264
Entergy Louisiana, LLC, 5.80%, 3/15/55	125,000	126,109
Equifax, Inc., 7.00%, 7/1/37	200,000	225,519
Evergy Kansas Central, Inc., 5.90%, 11/15/33	175,000	187,906
Exelon Corp. (Subordinated), 6.50%, 3/15/55 [1]	150,000	156,307
First Citizens BancShares, Inc. (Subordinated), 6.25%, 3/12/40 [1]	200,000	203,961
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	86,169
JPMorgan Chase & Co. (Subordinated), 5.58%, 7/23/36 [1]	125,000	129,565
L3Harris Technologies, Inc., 5.50%, 8/15/54	50,000	48,994
Selective Insurance Group, Inc., 5.90%, 4/15/35	100,000	104,967
South State Bank NA (Subordinated), 8.38%, 8/15/34 [1]	100,000	106,250
SouthState Bank Corp. (Subordinated), 7.00%, 6/13/35 [1]	150,000	157,406
Synovus Financial Corp., 6.17%, 11/1/30 [1]	175,000	181,798
Union Electric Co., 4.00%, 4/1/48	275,000	219,119
US Bancorp (Subordinated), 4.97%, 7/22/33 [1]	100,000	100,892
Western Alliance Bank (Subordinated), 6.54%, 11/15/35 [1]	100,000	100,331
Wynnton Funding Trust, 5.25%, 8/15/35 [4]	250,000	252,169

		3,892,248

Federal Home Loan Mortgage Corporation - 1.8%
4.00%, 1/1/53	230,920	220,604
4.00%, 11/1/54	236,456	224,665
4.00%, 3/1/55	252,183	239,606
4.50%, 11/1/54	224,755	219,741
4.50%, 2/1/55	243,913	238,471
4.50%, 4/1/55	239,612	234,266
8.50%, 5/1/31	11,613	12,004

		1,389,357

Federal National Mortgage Association - 5.4%
4.00%, 9/1/53	249,162	237,356
4.00%, 4/1/54	160,001	152,023
4.00%, 5/1/54	270,324	256,845
4.00%, 9/1/54	162,653	154,542
4.00%, 11/1/54	236,518	224,724
4.00%, 4/1/55	481,528	457,514
4.00%, 5/1/55	556,540	528,785
4.50%, 7/1/52	271,943	266,566
4.50%, 9/1/52	272,299	267,238
4.50%, 6/1/53	210,712	206,610
4.50%, 7/1/53	234,493	229,867
4.50%, 6/1/54	242,648	237,234
4.50%, 11/1/54	562,154	549,613
4.50%, 3/1/55	254,147	248,477
4.50%, 10/1/55	74,257	72,600
6.50%, 9/1/27	4,038	4,190
7.00%, 3/1/33	5,303	5,513
8.25%, 7/15/26	50	50

		4,099,747

See accompanying notes to financial statements.

DECEMBER 31, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Government National Mortgage Association - 1.2%
3.50%, 2/20/52	215,059	197,603
4.00%, 9/20/52	191,150	178,339
4.50%, 1/20/55	242,276	236,585
4.50%, 8/20/64	127,498	123,792
5.00%, 5/20/48	122,357	123,811
6.50%, 11/20/38	7,787	7,966
7.00%, 11/20/27	1,201	1,235
7.00%, 9/20/29	6,329	6,529
7.00%, 9/20/38	4,136	4,306
7.50%, 4/20/32	3,511	3,571

		883,737

Taxable Municipal Securities - 5.3%
Board of Gov. of CO State Uni. System Rev., 5.96%, 3/1/33	200,000	207,342
City of Colorado Springs Co. Utilities System Rev., 6.62%, 11/15/40	250,000	282,298
City of New York G.O., 5.99%, 12/1/36	182,879	191,114
City of Oak Creek G.O., 2.40%, 10/1/29	295,000	283,701
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	156,723
County of Vermillion Rev., 4.90%, 8/1/32	250,000	255,465
Dallas County Hospital Dist. G.O., 5.62%, 8/15/44	200,000	198,056
Downtown Dallas Dev. Auth., 6.21%, 8/15/36	240,000	240,241
ID Hsg. & Fin. Association Rev.:
5.18%, 5/1/28	90,000	90,221
5.23%, 5/1/28	110,000	110,270
IN Hsg. & Community Dev. Auth. Rev., 5.75%, 7/1/54	280,000	287,603
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	189,551
Maricopa Co. Industrial Dev. Auth., 3.50%, 7/1/44 [4]	100,000	78,883
Massachusetts Edu. Auth.:
4.41%, 7/1/34	15,000	14,821
4.95%, 7/1/38	155,000	150,555
5.95%, 7/1/44	145,000	147,765
MN Hsg. Fin. Agy., 2.31%, 1/1/27	135,000	133,364
NE Investment Fin. Auth. Rev., 6.00%, 9/1/31	120,000	126,832
Public Fin. Auth., 4.23%, 7/1/32	105,000	103,983
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	90,000	88,610
TX Dept. of Hsg. & Community Affairs Rev., 6.25%, 9/1/53	195,000	204,437
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	199,321
WV Hsg. Dev. Fund Rev., 5.45%, 5/1/34	250,000	259,028

		4,000,184

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 4.3%

U.S. Treasury - 4.3%

U.S. Treasury Bonds:
4.63%, 5/15/54	225,000	217,635
4.63%, 2/15/55	800,000	773,969
4.75%, 11/15/53	1,150,000	1,133,738
U.S. Treasury Notes:
3.88%, 8/15/34	325,000	320,620
4.00%, 5/31/30	200,000	202,711
4.00%, 7/31/32	250,000	251,670
4.25%, 8/15/35	250,000	252,344
4.50%, 11/15/33	100,000	103,433

		3,256,120

Total Bonds (cost $22,926,254)		22,760,451

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 3.5%
Angel Oak Financial Strategies Income Trust	27,282	360,395
BlackRock Core Bond Trust	27,126	260,138
BlackRock Income Trust, Inc.	8,379	92,504
BlackRock Taxable Municipal Bond Trust	22,671	369,991
DoubleLine Opportunistic Credit Fund	4,400	67,100
DWS Municipal Income Trust	24,300	220,887
First Trust Mortgage Income Fund	11,200	136,080
John Hancock Income Securities Trust	5,000	58,550
MFS Intermediate Income Trust	83,033	216,716
Nuveen Multi-Market Income Fund	21,153	127,764
Nuveen Taxable Municipal Income Fund	11,667	184,339
Putnam Master Intermediate Income Trust	66,500	222,110
Putnam Premier Income Trust	68,392	242,108
TCW Strategic Income Fund, Inc.	25,000	123,500

Total Investment Companies (cost: $2,733,202)		2,682,182

Short-Term Securities - 2.3%

Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $1,711,648)	1,711,648	1,711,648

Total Investments in Securities - 99.4% (cost $43,435,447)		75,102,179

Other Assets and Liabilities, net - 0.6%		454,798

Net Assets - 100.0%		$75,556,977

See accompanying notes to financial statements.

4	FINANCIAL STATEMENTS AND OTHER INFORMATION

*	Non-income producing security.
1

Variable rate security. Rate disclosed is as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of December 31, 2025 was $4,572,779 and represented 6.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2025.
17

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	47,947,898	—	—	47,947,898
Asset-Backed Securities	—	786,291	—	786,291
Collateralized Mortgage Obligations	—	4,452,767	—	4,452,767
Corporate Bonds	—	3,892,248	—	3,892,248
Federal Home Loan Mortgage Corporation	—	1,389,357	—	1,389,357
Federal National Mortgage Association	—	4,099,747	—	4,099,747
Government National Mortgage Association	—	883,737	—	883,737
Taxable Municipal Securities	—	4,000,184	—	4,000,184
U.S. Treasury / Federal Agency Securities	—	3,256,120	—	3,256,120
Investment Companies	2,682,182	—	—	2,682,182
Short-Term Securities	1,711,648	—	—	1,711,648

Total:	52,341,728	22,760,451	—	75,102,179

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2025	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.3%

Commercial Services - 1.2%
S&P Global, Inc.	5,074	2,651,622

Communications - 0.7%
Verizon Communications, Inc.	40,775	1,660,766

Consumer Non-Durables - 3.2%
Coca-Cola Co.	37,200	2,600,652
NIKE, Inc.	26,500	1,688,315
Procter & Gamble Co.	21,075	3,020,258

		7,309,225

Consumer Services - 2.5%
McDonald’s Corp.	8,275	2,529,088
Visa, Inc.	8,850	3,103,784

		5,632,872

Electronic Technology - 19.7%
Apple, Inc.	43,835	11,916,983
Broadcom, Inc.	27,680	9,580,048
Cisco Systems, Inc.	44,475	3,425,909
Dell Technologies, Inc.	8,715	1,097,044
Garmin, Ltd.	6,750	1,369,238
International Business Machines Corp.	7,790	2,307,476
Micron Technology, Inc.	9,100	2,597,231
NVIDIA Corp.	49,080	9,153,420
TE Connectivity, PLC	16,925	3,850,607

		45,297,956

Energy Minerals - 2.0%
Exxon Mobil Corp.	38,750	4,663,175

Finance - 15.5%
American International Group, Inc.	26,450	2,262,797
Axis Capital Holdings, Ltd.	14,352	1,536,956
Bank of America Corp.	66,400	3,652,000
Bank of New York Mellon Corp.	18,875	2,191,199
CareTrust REIT, Inc.	52,575	1,901,112
Carlyle Group, Inc.	44,100	2,606,751
Citigroup, Inc.	18,975	2,214,193
Citizens Financial Group, Inc.	28,425	1,660,304
Fifth Third Bancorp	37,600	1,760,056
Goldman Sachs Group, Inc.	3,275	2,878,725
Hartford Insurance Group, Inc.	12,925	1,781,065
Intercontinental Exchange, Inc.	10,585	1,714,346
JPMorgan Chase & Co.	11,644	3,751,930
Morgan Stanley	4,575	812,200
Public Storage	5,050	1,310,475
Realty Income Corp.	30,271	1,706,376
US Bancorp	34,550	1,843,588

		35,584,073

Health Services - 3.1%
Cardinal Health, Inc.	16,800	3,452,400
Quest Diagnostics, Inc.	9,125	1,583,461
UnitedHealth Group, Inc.	6,056	1,999,146

		7,035,007

Health Technology - 10.1%
Abbott Laboratories	18,750	2,349,188
AbbVie, Inc.	14,300	3,267,407

Name of Issuer	Quantity	Fair Value ($)

AstraZeneca, PLC, ADR	36,985	3,400,031
Eli Lilly & Co.	3,260	3,503,457
Johnson & Johnson	17,650	3,652,667
Medtronic, PLC	26,350	2,531,181
Stryker Corp.	7,700	2,706,319
Thermo Fisher Scientific, Inc.	3,110	1,802,089

		23,212,339

Industrial Services - 3.3%
Waste Management, Inc.	11,925	2,620,042
Williams Cos., Inc.	80,390	4,832,243

		7,452,285

Process Industries - 2.3%
Avery Dennison Corp.	11,950	2,173,466
Linde, PLC	7,125	3,038,029

		5,211,495

Producer Manufacturing - 9.0%
Eaton Corp., PLC	8,750	2,786,962
Emerson Electric Co.	18,300	2,428,776
Flowserve Corp.	31,975	2,218,426
Honeywell International, Inc.	12,250	2,389,852
L3Harris Technologies, Inc.	5,810	1,705,642
Northrop Grumman Corp.	2,650	1,511,056
Parker-Hannifin Corp.	1,785	1,568,944
RTX Corp.	15,300	2,806,020
Siemens AG, ADR	9,675	1,354,016
Xylem, Inc.	14,375	1,957,588

		20,727,282

Retail Trade - 5.3%
Amazon.com, Inc. *	19,452	4,489,910
eBay, Inc.	22,500	1,959,750
Home Depot, Inc.	9,470	3,258,627
TJX Cos., Inc.	16,475	2,530,725

		12,239,012

Technology Services - 14.5%
Accenture, PLC	7,215	1,935,784
Alphabet, Inc. - Class A	19,700	6,166,100
Genpact, Ltd.	46,750	2,186,965
Intuit, Inc.	4,980	3,298,852
Meta Platforms, Inc.	4,660	3,076,019
Microsoft Corp.	27,890	13,488,162
Oracle Corp.	8,625	1,681,099
Salesforce, Inc.	5,773	1,529,325

		33,362,306

Transportation - 2.1%
CH Robinson Worldwide, Inc.	11,025	1,772,379
CSX Corp.	86,160	3,123,300

		4,895,679

Utilities - 4.8%
DTE Energy Co.	14,950	1,928,251
Evergy, Inc.	26,475	1,919,173
NextEra Energy, Inc.	25,150	2,019,042
NiSource, Inc.	60,428	2,523,473

See accompanying notes to financial statements.

6	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

PPL Corp.	77,600	2,717,552

		11,107,491

Total Common Stocks (cost: $156,529,238)		228,042,585

Short-Term Securities - 0.7%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $1,630,017)	1,630,017	1,630,017

Total Investments in Securities - 100.0% (cost $158,159,255)		229,672,602

Other Assets and Liabilities, net - (0.0)%		(11,387)

Net Assets - 100.0%		$229,661,215

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	228,042,585	—	—	228,042,585
Short-Term Securities	1,630,017	—	—	1,630,017
Total:	229,672,602	—	—	229,672,602

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2025	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Global Dividend Growth Fund

Investments are grouped by geographic region

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.8%

Asia - 4.4%

Australia - 1.7%
Atlassian Corp. *	3,445	558,572
Macquarie Group, Ltd.	3,810	516,657

		1,075,229

Japan - 1.0%
Recruit Holdings Co., Ltd.	10,600	598,686

Singapore - 1.7%
Singapore Technologies Engineering, Ltd.	155,000	1,015,326

Europe - 29.0%

Belgium - 1.6%
D’ieteren Group	5,225	945,011

France - 1.1%
Safran SA, ADR	7,520	654,616

Germany - 5.9%
Allianz SE, ADR	23,840	1,096,640
Infineon Technologies AG	6,275	278,235
Muenchener Rueckversicherungs AG	1,470	971,225
Siemens AG	4,250	1,194,459

		3,540,559

Ireland - 3.8%
Accenture, PLC	3,285	881,365
Linde, PLC	1,445	616,134
Trane Technologies, PLC	2,125	827,050

		2,324,549

Spain - 2.1%
Iberdrola SA	59,010	1,280,521

Switzerland - 4.5%
Chubb, Ltd.	2,290	714,755
Lonza Group AG	930	631,428
Nestle SA	4,885	485,601
Partners Group Holding AG	705	874,375

		2,706,159

United Kingdom - 10.0%
AstraZeneca, PLC, ADR	15,040	1,382,627
BAE Systems, PLC	27,380	632,584
Compass Group, PLC	14,170	451,534
Diageo, PLC, ADR	4,125	355,864
London Stock Exchange Group, PLC	6,715	810,289
Man Group, PLC	216,290	667,062
RELX, PLC	14,120	575,474
Shell, PLC, ADR	16,175	1,188,539

		6,063,973

North America - 65.4%

United States - 65.4%
Abbott Laboratories	7,230	905,847
AbbVie, Inc.	750	171,367
Alphabet, Inc. - Class A	8,790	2,751,270
Apple, Inc.	16,875	4,587,637
Applied Materials, Inc.	6,100	1,567,639
Arthur J Gallagher & Co.	2,425	627,566

Name of Issuer	Quantity	Fair Value ($)

Broadcom, Inc.	17,285	5,982,338
Cheniere Energy, Inc.	2,830	550,124
ConocoPhillips	4,025	376,780
Eli Lilly & Co.	375	403,005
FedEx Corp.	1,900	548,834
Goldman Sachs Group, Inc.	1,370	1,204,230
Home Depot, Inc.	2,490	856,809
Honeywell International, Inc.	4,330	844,740
JPMorgan Chase & Co.	7,180	2,313,540
Lockheed Martin Corp.	1,525	737,597
McDonald’s Corp.	2,100	641,823
Microsoft Corp.	9,375	4,533,937
Mondelez International, Inc.	6,940	373,580
NVIDIA Corp.	16,125	3,007,312
Otis Worldwide Corp.	3,785	330,620
PepsiCo, Inc.	4,765	683,873
Salesforce, Inc.	705	186,762
Sherwin-Williams Co.	1,835	594,595
Stryker Corp.	1,050	369,043
Thermo Fisher Scientific, Inc.	1,145	663,470
Union Pacific Corp.	3,960	916,027
UnitedHealth Group, Inc.	2,580	851,684
Waste Management, Inc.	3,815	838,194
WEC Energy Group, Inc.	3,010	317,435
Williams Cos., Inc.	12,000	721,320

		39,458,998

Total Common Stocks (cost: $23,345,278)		59,663,627

Short-Term Securities - 1.0%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $587,557)	587,557	587,557

Total Investments in Securities - 99.8% (cost $23,932,835)		60,251,184

Other Assets and Liabilities, net - 0.2%		95,812

Net Assets - 100.0%		$60,346,996

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

8	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,075,229	—	—	1,075,229
Belgium	945,011	—	—	945,011
France	654,616	—	—	654,616
Germany	3,540,559	—	—	3,540,559
Ireland	2,324,549	—	—	2,324,549
Japan	598,686	—	—	598,686
Singapore	1,015,326	—	—	1,015,326
Spain	1,280,521	—	—	1,280,521
Switzerland	2,706,159	—	—	2,706,159
United Kingdom	6,063,973	—	—	6,063,973
United States	39,458,998	—	—	39,458,998
Short-Term Securities	587,557	—	—	587,557
Total:	60,251,184	—	—	60,251,184

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2025	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.6%

Consumer Durables - 1.6%
Sony Group Corp., ADR	66,000	1,689,600
Take-Two Interactive Software, Inc. *	9,700	2,483,491

		4,173,091

Consumer Non-Durables - 0.8%
NIKE, Inc.	9,050	576,576
PepsiCo, Inc.	10,000	1,435,200

		2,011,776

Consumer Services - 2.6%
McDonald’s Corp.	6,650	2,032,440
Visa, Inc.	13,650	4,787,191

		6,819,631

Electronic Technology - 31.3%
Apple, Inc.	104,575	28,429,759
Applied Materials, Inc.	20,250	5,204,048
Arista Networks, Inc. *	15,000	1,965,450
Broadcom, Inc.	31,720	10,978,292
NVIDIA Corp.	164,925	30,758,512
Palo Alto Networks, Inc. *	18,450	3,398,490
Vertiv Holdings Co.	6,175	1,000,412

		81,734,963

Energy Minerals - 0.9%
ConocoPhillips	24,600	2,302,806

Finance - 2.9%
Chubb, Ltd.	5,050	1,576,206
Goldman Sachs Group, Inc.	5,150	4,526,850
JPMorgan Chase & Co.	4,900	1,578,878

		7,681,934

Health Services - 1.3%
UnitedHealth Group, Inc.	10,125	3,342,364

Health Technology - 7.7%
Abbott Laboratories	15,500	1,941,995
AbbVie, Inc.	2,975	679,758
Boston Scientific Corp. *	13,725	1,308,679
Dexcom, Inc. *	22,000	1,460,140
Eli Lilly & Co.	5,940	6,383,599
Intuitive Surgical, Inc. *	6,950	3,936,202
Stryker Corp.	3,775	1,326,799
Thermo Fisher Scientific, Inc.	5,250	3,042,112

		20,079,284

Industrial Services - 2.1%
Cheniere Energy, Inc.	13,675	2,658,283
Williams Cos., Inc.	46,900	2,819,159

		5,477,442

Process Industries - 1.1%
Linde, PLC	2,650	1,129,933
Sherwin-Williams Co.	5,225	1,693,057

		2,822,990

Producer Manufacturing - 5.7%
Axon Enterprise, Inc. *	700	397,551
BAE Systems, PLC, ADR	15,500	1,439,640

Name of Issuer	Quantity	Fair Value ($)

Eaton Corp., PLC	3,975	1,266,077
Emerson Electric Co.	14,975	1,987,482
General Dynamics Corp.	3,550	1,195,143
Honeywell International, Inc.	8,425	1,643,634
Northrop Grumman Corp.	1,875	1,069,144
Parker-Hannifin Corp.	3,150	2,768,724
Siemens AG, ADR	21,675	3,033,416

		14,800,811

Retail Trade - 8.8%
Amazon.com, Inc. *	58,825	13,577,986
Home Depot, Inc.	8,425	2,899,043
Netflix, Inc. *	23,000	2,156,480
TJX Cos., Inc.	18,075	2,776,501
Ulta Beauty, Inc. *	2,800	1,694,028

		23,104,038

Technology Services - 29.6%
Accenture, PLC	10,200	2,736,660
Adobe, Inc. *	6,250	2,187,437
Alphabet, Inc. - Class A	12,500	3,912,500
Alphabet, Inc. - Class C	63,600	19,957,680
Atlassian Corp. *	7,675	1,244,425
Autodesk, Inc. *	6,300	1,864,863
Intuit, Inc.	5,200	3,444,584
Meta Platforms, Inc.	14,575	9,620,812
Microsoft Corp.	55,000	26,599,100
salesforce.com, Inc.	15,225	4,033,255
ServiceNow, Inc. *	11,375	1,742,536

		77,343,852

Transportation - 0.8%
Union Pacific Corp.	9,200	2,128,144

Utilities - 0.4%
NextEra Energy, Inc.	13,100	1,051,668

Total Common Stocks (cost: $71,339,857)		254,874,794

Short-Term Securities - 2.4%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $6,162,010)	6,162,010	6,162,010

Total Investments in Securities - 100.0% (cost $77,501,867)		261,036,804

Other Assets and Liabilities, net - (0.0)%		(90,993)

Net Assets - 100.0%		$260,945,811

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC—-	Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

10	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	254,874,794	—	—	254,874,794
Short-Term Securities	6,162,010	—	—	6,162,010
Total:	261,036,804	—	—	261,036,804

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

DECEMBER 31, 2025	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%

Asia - 7.5%

Japan - 5.2%
Keyence Corp.	200	72,370
Recruit Holdings Co., Ltd.	3,100	175,087
Sony Group Corp., ADR	10,875	278,400
Terumo Corp.	13,400	194,191

		720,048

Singapore - 2.3%
Singapore Technologies Engineering, Ltd.	49,900	326,869

Europe - 29.9%

Belgium - 1.0%
D’ieteren Group	785	141,978

France - 1.7%
Safran SA, ADR	2,750	239,388

Germany - 5.9%
Allianz SE, ADR	5,525	254,150
Deutsche Post AG	1,550	85,121
Infineon Technologies AG	1,225	54,317
Muenchener Rueckversicherungs AG	275	181,692
Siemens AG, ADR	1,775	248,411

		823,691

Ireland - 5.5%
Accenture, PLC	750	201,225
CRH, PLC	1,200	149,760
Medtronic, PLC	725	69,643
Trane Technologies, PLC	875	340,550

		761,178

Netherlands - 0.5%
ASML Holding NV	65	69,541

Spain - 2.5%
Iberdrola SA, ADR	4,050	349,920

Switzerland - 2.9%
Chubb, Ltd.	250	78,030
Lonza Group AG	185	125,607
Nestle SA, ADR	1,200	118,536
Ypsomed Holding AG	207	85,716

		407,889

United Kingdom - 9.9%
AstraZeneca, PLC, ADR	3,625	333,246
BAE Systems, PLC, ADR	1,450	134,676
Coca-Cola Europacific Partners, PLC	2,100	190,470
Compass Group, PLC	3,600	114,716
Diageo, PLC, ADR	785	67,722
Entain, PLC	10,225	105,659
Man Group, PLC	55,725	171,862
RELX, PLC, ADR	4,700	189,974
Rentokil Initial, PLC, ADR	2,375	69,968

		1,378,293

North America - 60.1%

United States - 60.1%
AbbVie, Inc.	160	36,558

Name of Issuer	Quantity	Fair Value ($)

Adobe, Inc. *	450	157,496
AES Corp.	3,025	43,378
Alphabet, Inc. - Class A	2,500	782,500
Apple, Inc.	3,600	978,696
Broadcom, Inc.	1,925	666,242
Cheniere Energy, Inc.	775	150,652
Dexcom, Inc. *	1,080	71,680
Ecolab, Inc.	325	85,319
Eli Lilly & Co.	85	91,348
FedEx Corp.	375	108,323
Goldman Sachs Group, Inc.	600	527,400
Home Depot, Inc.	745	256,355
JPMorgan Chase & Co.	1,075	346,386
Lockheed Martin Corp.	275	133,009
Microsoft Corp.	2,000	967,240
NIKE, Inc.	850	54,154
NVIDIA Corp.	9,250	1,725,125
PepsiCo, Inc.	875	125,580
salesforce.com, Inc.	850	225,174
Starbucks Corp.	1,000	84,210
T Rowe Price Group, Inc.	475	48,630
TJX Cos., Inc.	1,380	211,982
UnitedHealth Group, Inc.	500	165,055
Visa, Inc.	475	166,587
Williams Cos., Inc.	2,675	160,794

		8,369,873

Total Common Stocks (cost: $5,526,786)		13,588,668

Short-Term Securities - 2.4%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $340,826)	340,826	340,826

Total Investments in Securities - 99.9% (cost $5,867,612)		13,929,494

Other Assets and Liabilities, net - 0.1%		7,587

Net Assets - 100.0%		$13,937,081

*	Non-income producing security.

ADR — American Depositary Receipt 2

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

12	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Belgium	141,978	—	—	141,978
France	239,388	—	—	239,388
Germany	823,691	—	—	823,691
Ireland	761,178	—	—	761,178
Japan	720,048	—	—	720,048
Netherlands	69,541	—	—	69,541
Singapore	326,869	—	—	326,869
Spain	349,920	—	—	349,920
Switzerland	407,889	—	—	407,889
United Kingdom	1,378,293	—	—	1,378,293
United States	8,369,873	—	—	8,369,873
Short-Term Securities	340,826	—	—	340,826
Total:	13,929,494	—	—	13,929,494

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2025	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.3%

Commercial Services - 1.4%
Amentum Holdings, Inc. *	26,202	759,858
Booz Allen Hamilton Holding Corp.	27,550	2,324,118

		3,083,976

Consumer Durables - 1.2%
Take-Two Interactive Software, Inc. *	4,892	1,252,499
YETI Holdings, Inc. *	28,100	1,241,177

		2,493,676

Consumer Non-Durables - 2.1%
Coca-Cola Europacific Partners, PLC	40,700	3,691,490
elf Beauty, Inc. *	12,250	931,490

		4,622,980

Consumer Services - 1.1%
Nexstar Media Group, Inc.	11,550	2,345,227

Electronic Technology - 28.0%
Applied Materials, Inc.	21,175	5,441,763
Arista Networks, Inc. *	135,050	17,695,602
Broadcom, Inc.	62,700	21,700,470
Ciena Corp. *	16,525	3,864,702
Coherent Corp. *	19,850	3,663,714
Monolithic Power Systems, Inc.	5,400	4,894,344
Synopsys, Inc. *	3,653	1,715,887
Vertiv Holdings Co.	11,575	1,875,266

		60,851,748

Energy Minerals - 0.7%
Northern Oil & Gas, Inc.	73,100	1,569,457

Finance - 10.5%
Air Lease Corp.	32,900	2,113,167
Ameriprise Financial, Inc.	10,000	4,903,400
Arthur J Gallagher & Co.	11,600	3,001,964
Carlyle Group, Inc.	85,700	5,065,727
Intercontinental Exchange, Inc.	25,300	4,097,588
Reinsurance Group of America, Inc.	10,300	2,095,638
Synovus Financial Corp.	29,325	1,467,716

		22,745,200

Health Services - 2.7%
Encompass Health Corp.	24,800	2,632,272
Molina Healthcare, Inc. *	6,250	1,084,625
Tenet Healthcare Corp. *	10,400	2,066,688

		5,783,585

Health Technology - 11.9%
Align Technology, Inc. *	6,025	940,804
Ascendis Pharma A/S, ADR *	10,800	2,302,992
Dexcom, Inc. *	48,040	3,188,415
Exact Sciences Corp. *	40,850	4,148,726
Glaukos Corp. *	26,515	2,993,809
IDEXX Laboratories, Inc. *	4,350	2,942,905
Insulet Corp. *	14,175	4,029,102
Natera, Inc. *	7,100	1,626,539
Thermo Fisher Scientific, Inc.	6,100	3,534,645

		25,707,937

Name of Issuer	Quantity	Fair Value ($)

Industrial Services - 5.5%
Argan, Inc.	5,100	1,597,932
Cheniere Energy, Inc.	15,500	3,013,045
Jacobs Solutions, Inc.	24,700	3,271,762
Waste Connections, Inc.	23,400	4,103,424

		11,986,163

Non-Energy Minerals - 0.6%
Trex Co., Inc. *	38,625	1,354,965

Producer Manufacturing - 10.7%
AMETEK, Inc.	14,675	3,012,924
Axon Enterprise, Inc. *	6,800	3,861,924
BWX Technologies, Inc.	13,600	2,350,624
Carlisle Cos., Inc.	10,075	3,222,590
Donaldson Co., Inc.	22,950	2,034,747
Dover Corp.	21,875	4,270,875
Hubbell, Inc.	7,500	3,330,825
Xylem, Inc.	7,900	1,075,822

		23,160,331

Retail Trade - 5.7%
TJX Cos., Inc.	46,500	7,142,865
Ulta Beauty, Inc. *	8,600	5,203,086

		12,345,951

Technology Services - 13.1%
Atlassian Corp. *	16,950	2,748,273
Autodesk, Inc. *	14,800	4,380,948
Booking Holdings, Inc.	450	2,409,898
Crowdstrike Holdings, Inc. *	6,500	3,046,940
Dynatrace, Inc. *	65,375	2,833,353
Euronet Worldwide, Inc. *	16,075	1,223,468
HubSpot, Inc. *	6,825	2,738,873
PTC, Inc. *	29,500	5,139,195
Sportradar Group AG *	86,400	2,053,728
Spotify Technology SA *	3,250	1,887,307

		28,461,983

Transportation - 1.1%
Alaska Air Group, Inc. *	17,300	870,190
Knight-Swift Transportation Holdings, Inc.	28,500	1,489,980

		2,360,170

Utilities - 2.0%
Vistra Corp.	19,100	3,081,403
WEC Energy Group, Inc.	12,800	1,349,888

		4,431,291

Total Common Stocks (cost: $78,831,011)		213,304,640

Short-Term Securities - 1.8%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $3,958,006)	3,958,006	3,958,006

Total Investments in Securities - 100.1% (cost $82,789,017)		217,262,646

Other Assets and Liabilities, net - (0.1)%		(241,249)

Net Assets - 100.0%		$217,021,397

See accompanying notes to financial statements.

14	FINANCIAL STATEMENTS AND OTHER INFORMATION

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	213,304,640	—	—	213,304,640
Short-Term Securities	3,958,006	—	—	3,958,006
Total:	217,262,646	—	—	217,262,646

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2025	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.4%

Commercial Services - 2.6%
Booz Allen Hamilton Holding Corp.	2,700	227,772
Brink’s Co.	1,825	213,032
Colliers International Group, Inc.	3,600	529,236
FTI Consulting, Inc. *	1,000	170,830

		1,140,870

Communications - 0.5%
Iridium Communications, Inc.	12,475	216,816

Consumer Durables - 1.3%
Century Communities, Inc.	3,925	232,949
IMAX Corp. *	9,525	352,044

		584,993

Consumer Non-Durables - 0.8%
Sensient Technologies Corp.	3,650	342,918

Consumer Services - 1.6%
Adtalem Global Education, Inc. *	3,200	331,104
Nexstar Media Group, Inc.	1,800	365,490

		696,594

Electronic Technology - 6.9%
Coherent Corp. *	4,475	825,951
Entegris, Inc.	3,340	281,395
MKS, Inc.	3,975	635,205
Monolithic Power Systems, Inc.	1,050	951,678
Power Integrations, Inc.	9,500	337,630

		3,031,859

Energy Minerals - 1.9%
Chord Energy Corp.	5,500	509,850
Northern Oil & Gas, Inc.	14,275	306,484

		816,334

Finance - 26.9%
Air Lease Corp.	6,350	407,860
Artisan Partners Asset Management, Inc.	5,350	217,959
Axis Capital Holdings, Ltd.	5,625	602,381
Broadstone Net Lease, Inc.	26,125	453,791
Cadence Bank	17,025	729,351
CareTrust REIT, Inc.	16,900	611,104
Carlyle Group, Inc.	8,075	477,313
CNO Financial Group, Inc.	14,000	594,580
Columbia Banking System, Inc.	25,750	719,713
CubeSmart	5,250	189,262
Essential Properties Realty Trust, Inc.	14,450	428,587
Evercore, Inc.	2,315	787,679
HA Sustainable Infrastructure Capital, Inc.	4,825	151,650
Hanover Insurance Group, Inc.	2,475	452,356
Hercules Capital, Inc.	24,675	464,383
Horace Mann Educators Corp.	12,900	595,722
Janus Henderson Group, PLC	10,100	480,457
Old National Bancorp	32,575	726,748
Piper Sandler Cos.	1,450	492,580
Provident Financial Services, Inc.	26,100	515,475
Stifel Financial Corp.	5,300	663,666
Synovus Financial Corp.	14,300	715,715

Name of Issuer	Quantity	Fair Value ($)

Western Alliance Bancorp	3,625	304,754

		11,783,086

Health Services - 3.3%
Addus HomeCare Corp. *	5,545	595,478
Encompass Health Corp.	4,275	453,748
Tenet Healthcare Corp. *	2,075	412,344

		1,461,570

Health Technology - 7.5%
AtriCure, Inc. *	17,300	684,388
Bio-Techne Corp.	4,100	241,121
Glaukos Corp. *	4,940	557,775
iRadimed Corp.	3,450	335,616
STERIS, PLC	975	247,182
Supernus Pharmaceuticals, Inc. *	12,250	608,825
TG Therapeutics, Inc. *	7,945	236,841
Vericel Corp. *	10,825	389,808

		3,301,556

Industrial Services - 12.5%
Argan, Inc.	5,500	1,723,260
DT Midstream, Inc.	5,600	670,208
EMCOR Group, Inc.	1,850	1,131,811
Golar LNG, Ltd.	10,650	396,287
Kodiak Gas Services, Inc.	18,400	688,160
TechnipFMC, PLC	19,550	871,148

		5,480,874

Non-Energy Minerals - 3.1%
Commercial Metals Co.	3,950	273,419
Eagle Materials, Inc.	2,075	428,861
James Hardie Industries, PLC *	5,893	122,280
MP Materials Corp. *	10,600	535,512

		1,360,072

Process Industries - 4.1%
Avient Corp.	8,900	278,036
Cabot Corp.	4,325	286,661
CSW Industrials, Inc.	1,200	352,236
Olin Corp.	11,500	239,545
Silgan Holdings, Inc.	11,400	460,218
Stepan Co.	3,325	157,472

		1,774,168

Producer Manufacturing - 15.2%
AeroVironment, Inc. *	2,775	671,245
AZZ, Inc.	3,650	391,207
Belden, Inc.	3,175	370,046
BWX Technologies, Inc.	3,150	544,446
Carlisle Cos., Inc.	775	247,891
Crane Co.	3,275	604,008
Crane NXT Co.	3,275	154,154
Donaldson Co., Inc.	4,700	416,702
EnPro, Inc.	1,900	406,847
Flowserve Corp.	12,475	865,516
Hubbell, Inc.	1,225	544,035
Huntington Ingalls Industries, Inc.	1,625	552,614
Lincoln Electric Holdings, Inc.	1,075	257,613
Regal Rexnord Corp.	2,900	406,928
Zurn Water Solutions Corp.	4,700	218,503

		6,651,755

See accompanying notes to financial statements.

16	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 2.0%
Boot Barn Holdings, Inc. *	1,810	319,410
Casey’s General Stores, Inc.	1,025	566,528

		885,938

Technology Services - 2.5%
Genpact, Ltd.	13,325	623,344
Globant SA *	2,625	171,596
nCino, Inc. *	11,535	295,757

		1,090,697

Transportation - 1.3%
Knight-Swift Transportation Holdings, Inc.	3,700	193,436
TFI International, Inc.	3,475	359,141

		552,577

Utilities - 1.4%
Chesapeake Utilities Corp.	3,075	383,637
IDACORP, Inc.	1,750	221,480

		605,117

Total Common Stocks (cost: $28,702,770)		41,777,794

Short-Term Securities - 4.5%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $1,967,791)	1,967,791	1,967,791

Total Investments in Securities - 99.9% (cost $30,670,561)		43,745,585

Other Assets and Liabilities, net - 0.1%		28,050

Net Assets - 100.0%		$43,773,635

*	Non-income producing security.

PLC—Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	41,777,794	—	—	41,777,794
Short-Term Securities	1,967,791	—	—	1,967,791
Total:	43,745,585	—	—	43,745,585

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2025	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.2%

Commercial Services - 3.4%
ASGN, Inc. *	17,500	842,975
Booz Allen Hamilton Holding Corp.	13,150	1,109,334
Colliers International Group, Inc.	11,050	1,624,461
FTI Consulting, Inc. *	3,075	525,302

		4,102,072

Communications - 0.5%
Iridium Communications, Inc.	35,900	623,942

Consumer Durables - 2.3%
IMAX Corp. *	26,125	965,580
Take-Two Interactive Software, Inc. *	4,075	1,043,322
YETI Holdings, Inc. *	15,850	700,095

		2,708,997

Consumer Non-Durables - 0.5%
Sensient Technologies Corp.	6,775	636,511

Consumer Services - 1.7%
Adtalem Global Education, Inc. *	9,475	980,378
Nexstar Media Group, Inc.	5,350	1,086,318

		2,066,696

Electronic Technology - 17.1%
Arista Networks, Inc. *	48,900	6,407,367
Ciena Corp. *	14,150	3,309,261
Coherent Corp. *	17,675	3,262,275
Entegris, Inc.	5,249	442,228
MKS, Inc.	13,400	2,141,320
Monolithic Power Systems, Inc.	5,025	4,554,459
Synopsys, Inc. *	1,002	470,659

		20,587,569

Energy Minerals - 0.7%
Northern Oil & Gas, Inc.	39,300	843,771

Finance - 6.3%
Air Lease Corp.	9,600	616,608
Artisan Partners Asset Management, Inc.	25,750	1,049,055
Axis Capital Holdings, Ltd.	22,125	2,369,366
Columbia Banking System, Inc.	11,625	324,919
Hanover Insurance Group, Inc.	3,200	584,864
Old National Bancorp	38,250	853,357
Stifel Financial Corp.	11,800	1,477,596
Western Alliance Bancorp	3,600	302,652

		7,578,417

Health Services - 3.5%
Addus HomeCare Corp. *	15,250	1,637,697
Encompass Health Corp.	13,525	1,435,544
Tenet Healthcare Corp. *	5,800	1,152,576

		4,225,817

Health Technology - 14.1%
Align Technology, Inc. *	2,150	335,723
Arcutis Biotherapeutics, Inc. *	10,600	307,824
ARS Pharmaceuticals, Inc. *	73,100	851,615
Ascendis Pharma A/S, ADR *	6,300	1,343,412
AtriCure, Inc. *	60,800	2,405,248
Bio-Techne Corp.	14,800	870,388

Name of Issuer	Quantity	Fair Value ($)
Establishment Labs Holdings, Inc. *	17,900	1,304,552
Exact Sciences Corp. *	8,600	873,416
Glaukos Corp. *	14,565	1,644,534
Insulet Corp. *	3,525	1,001,946
PROCEPT BioRobotics Corp. *	28,700	902,902
STERIS, PLC	3,475	880,982
Supernus Pharmaceuticals, Inc. *	34,200	1,699,740
TG Therapeutics, Inc. *	8,150	242,951
TransMedics Group, Inc. *	11,025	1,341,191
Vericel Corp. *	25,975	935,360

		16,941,784

Industrial Services - 13.7%
Argan, Inc.	14,525	4,550,973
EMCOR Group, Inc.	5,850	3,578,971
Golar LNG, Ltd.	33,600	1,250,256
Kodiak Gas Services, Inc.	49,050	1,834,470
TechnipFMC, PLC	61,580	2,744,005
Waste Connections, Inc.	14,025	2,459,424

		16,418,099

Non-Energy Minerals - 4.2%
Eagle Materials, Inc.	10,300	2,128,804
James Hardie Industries, PLC *	25,022	519,207
MP Materials Corp. *	33,350	1,684,842
Trex Co., Inc. *	20,825	730,541

		5,063,394

Process Industries - 1.7%
CSW Industrials, Inc.	3,650	1,071,385
Olin Corp.	19,775	411,913
UFP Technologies, Inc. *	2,550	566,176

		2,049,474

Producer Manufacturing - 15.2%
AAR Corp. *	3,525	291,835
AeroVironment, Inc. *	6,650	1,608,569
AZZ, Inc.	18,450	1,977,471
Belden, Inc.	13,600	1,585,080
Carlisle Cos., Inc.	2,200	703,692
Crane Co.	13,700	2,526,691
Crane NXT Co.	19,075	897,860
Donaldson Co., Inc.	17,275	1,531,601
Flowserve Corp.	27,475	1,906,216
Hubbell, Inc.	4,375	1,942,981
Lincoln Electric Holdings, Inc.	5,400	1,294,056
Regal Rexnord Corp.	8,340	1,170,269
Zurn Water Solutions Corp.	19,325	898,419

		18,334,740

Retail Trade - 4.5%
Boot Barn Holdings, Inc. *	6,775	1,195,584
Casey’s General Stores, Inc.	4,300	2,376,653
Ulta Beauty, Inc. *	3,050	1,845,281

		5,417,518

Technology Services - 5.8%
Euronet Worldwide, Inc. *	5,050	384,355
Globant SA *	11,350	741,950
HubSpot, Inc. *	3,175	1,274,127
nCino, Inc. *	35,375	907,015
PTC, Inc. *	14,500	2,526,045

See accompanying notes to financial statements.

18	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Sportradar Group AG *	47,575	1,130,858

		6,964,350

Transportation - 3.0%
Alaska Air Group, Inc. *	17,675	889,052
Knight-Swift Transportation Holdings, Inc.	18,725	978,943
TFI International, Inc.	16,525	1,707,859

		3,575,854

Utilities - 1.0%
Chesapeake Utilities Corp.	4,925	614,443
IDACORP, Inc.	4,850	613,816

		1,228,259

Total Common Stocks (cost: $61,008,987)		119,367,264

Short-Term Securities - 0.9%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $1,053,282)	1,053,282	1,053,282

Total Investments in Securities - 100.1% (cost $62,062,269)		120,420,546
Other Assets and Liabilities, net - (0.1)%		(128,472)

Net Assets - 100.0%		$120,292,074

*	Non-income producing security.

ADR — American Depositary Receipt
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	119,367,264	—	—	119,367,264
Short-Term Securities	1,053,282	—	—	1,053,282
Total:	120,420,546	—	—	120,420,546

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2025	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)
Common Stocks - 97.9%

Asia - 22.9%

Australia - 4.6%
Atlassian Corp. *	1,425	231,049
BHP Group, Ltd., ADR	2,900	175,073
Lynas Rare Earths, Ltd. *	43,175	358,432
Macquarie Group, Ltd.	2,225	301,722
Rio Tinto, PLC, ADR	4,400	352,132
Westpac Banking Corp.	4,425	113,987

		1,532,395

China/Hong Kong - 2.7%
AIA Group, Ltd.	32,200	330,577
Baidu, Inc., ADR *	1,075	140,459
ENN Energy Holdings, Ltd.	18,400	163,604
Ping An Insurance Group Co. of China, Ltd.	33,500	280,433

		915,073

India - 0.5%
HDFC Bank, Ltd., ADR	4,800	175,392

Japan - 8.3%
Keyence Corp.	1,000	361,849
Mitsubishi Heavy Industries, Ltd.	18,000	441,267
Recruit Holdings Co., Ltd.	11,200	632,574
Sony Group Corp., ADR	35,325	904,320
Terumo Corp.	30,300	439,102

		2,779,112

Singapore - 4.3%
DBS Group Holdings, Ltd.	17,160	752,402
Singapore Technologies Engineering, Ltd.	104,800	686,492

		1,438,894

South Korea - 1.1%
Samsung Electronics Co., Ltd., GDR	185	382,210

Taiwan - 1.4%
Hon Hai Precision Industry Co., Ltd., GDR	11,750	171,315
Taiwan Semiconductor Co., ADR	1,000	303,890

		475,205

Europe - 59.3%

Belgium - 3.2%
D’ieteren Group	2,800	506,417
UCB SA	2,025	567,816

		1,074,233

Denmark - 1.9%
Ascendis Pharma A/S, ADR *	1,690	360,376
Novo Nordisk A/S, ADR	5,825	296,376

		656,752

France - 11.0%
AXA SA	11,750	565,600
Dassault Systemes SE	11,700	327,796
Elis SA	12,125	345,688
Safran SA	2,590	905,217
Schneider Electric SE	3,970	1,095,936
Societe Generale SA	5,525	446,198

		3,686,435

Name of Issuer	Quantity	Fair Value ($)

Germany - 9.2%
Allianz SE	1,685	773,273
Deutsche Post AG	6,550	359,707
Infineon Technologies AG	5,950	263,825
Muenchener Rueckversicherungs AG	800	528,558
Rheinmetall AG	165	302,690
Siemens AG	3,100	871,252

		3,099,305

Ireland - 2.2%
CRH, PLC	2,800	349,440
Linde, PLC	500	213,195
STERIS, PLC	825	209,154

		771,789

Luxembourg - 0.9%
Spotify Technology SA *	500	290,355

Netherlands - 3.7%
Adyen NV *, 4	84	135,736
ASML Holding NV	1,025	1,096,606

		1,232,342

Spain - 3.0%
Iberdrola SA	45,900	996,033

Sweden - 0.6%
Hexagon AB	16,200	192,679

Switzerland - 7.3%
Galderma Group AG	1,350	276,272
Lonza Group AG	590	400,583
Nestle SA	3,600	357,864
On Holding AG *	8,625	400,890
Partners Group Holding AG	430	533,306
TE Connectivity, PLC	1,100	250,261
Ypsomed Holding AG	510	211,186

		2,430,362

United Kingdom - 16.3%
AstraZeneca, PLC, ADR	10,125	930,791
BAE Systems, PLC	28,250	652,684
Coca-Cola Europacific Partners, PLC	5,400	489,780
Compass Group, PLC	10,625	338,571
Diageo, PLC, ADR	1,840	158,737
Entain, PLC	27,600	285,201
London Stock Exchange Group, PLC	4,200	506,808
Man Group, PLC	93,600	288,673
Reckitt Benckiser Group, PLC	3,100	250,802
RELX, PLC	9,750	397,370
Rentokil Initial, PLC	47,250	285,016
Shell, PLC, ADR	12,250	900,130

		5,484,563

Latin America - 0.7%

Argentina - 0.7%
Globant SA *	2,050	134,009
MercadoLibre, Inc. *	40	80,570

		214,579

See accompanying notes to financial statements.

20	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

North America - 15.0%

Canada - 3.3%
Alimentation Couche-Tard, Inc.	7,400	404,141
Colliers International Group, Inc.	1,600	235,216
Waste Connections, Inc.	2,750	482,240

		1,121,597

United States - 11.7%
Broadcom, Inc.	10,250	3,547,525
Euronet Worldwide, Inc. *	1,375	104,651
Mondelez International, Inc.	4,800	258,384

		3,910,560

Total Common Stocks (cost: $17,334,528)		32,859,865

Investment Companies 0.5%
iShares MSCI India ETF (cost $95,267)	3,200	172,960

Short-Term Securities - 1.3%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $430,552)	430,552	430,552

Total Investments in Securities - 99.7% (cost $17,860,347)		33,463,377

Other Assets and Liabilities, net - 0.3%		112,060

Net Assets - 100.0%		$33,575,437

*	Non-income producing security.

4

144A Restricted Security. The total value of such securities as of December 31, 2025 was $135,736 and represented 0.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

DECEMBER 31, 2025	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	214,579	—	—	214,579
Australia	1,532,395	—	—	1,532,395
Belgium	1,074,233	—	—	1,074,233
Canada	1,121,597	—	—	1,121,597
China/Hong Kong	915,073	—	—	915,073
Denmark	656,752	—	—	656,752
France	3,686,435	—	—	3,686,435
Germany	3,099,305	—	—	3,099,305
India	175,392	—	—	175,392
Ireland	771,789	—	—	771,789
Japan	2,779,112	—	—	2,779,112
Luxembourg	290,355	—	—	290,355
Netherlands	1,232,342	—	—	1,232,342
Singapore	1,438,894	—	—	1,438,894
South Korea	382,210	—	—	382,210
Spain	996,033	—	—	996,033
Sweden	192,679	—	—	192,679
Switzerland	2,430,362	—	—	2,430,362
Taiwan	475,205	—	—	475,205
United Kingdom	5,484,563	—	—	5,484,563
United States	3,910,560	—	—	3,910,560
Investment Companies	172,960	—	—	172,960
Short-Term Securities	430,552	—	—	430,552
Total:	33,463,377	—	—	33,463,377

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

22	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

DECEMBER 31, 2025	23

SCHEDULE OF INVESTMENTS

December 31, 2025

Sit Developing Markets Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 91.4%

Africa/Middle East - 6.8%

Israel - 0.5%
NICE, Ltd., ADR *	500	56,520

South Africa - 6.3%
Bid Corp., Ltd.	7,725	196,796
Bidvest Group, Ltd.	5,525	79,235
Naspers, Ltd.	7,125	475,220

		751,251

Asia - 68.0%

Australia - 1.0%
Rio Tinto, PLC, ADR	1,425	114,043

China/Hong Kong - 20.3%
AIA Group, Ltd.	21,400	219,700
Alibaba Group Holding, Ltd., ADR	1,015	148,779
Baidu, Inc., ADR *	925	120,861
ENN Energy Holdings, Ltd.	19,800	176,052
Hong Kong Exchanges & Clearing, Ltd.	5,100	267,100
Meituan *, 4	6,820	90,522
Ping An Insurance Group Co. of China, Ltd.	26,900	225,183
Pop Mart International Group, Ltd. [4]	2,200	53,059
Sands China, Ltd.	42,400	106,780
Sinopharm Group Co., Ltd.	44,900	112,153
Tencent Holdings, Ltd.	8,200	631,118
Trip.com Group, Ltd., ADR	3,275	235,505

		2,386,812

India - 3.3%
HDFC Bank, Ltd., ADR	8,750	319,725
MakeMyTrip, Ltd. *	800	65,696

		385,421

Indonesia - 2.4%
Astra International Tbk PT	176,000	70,717
XLSMART Telecom Sejahtera Tbk PT	948,800	213,373

		284,090

Singapore - 8.7%
DBS Group Holdings, Ltd.	7,900	346,385
Flex, Ltd. *	4,000	241,680
Sea, Ltd, ADR *	1,225	156,273
Singapore Technologies Engineering, Ltd.	44,000	288,222

		1,032,560

South Korea - 11.9%
LG Chem, Ltd.	130	30,051
NAVER Corp.	450	75,752
Samsung Electronics Co., Ltd.	9,410	783,214
Shinhan Financial Group Co., Ltd.	4,150	221,537
SK Hynix, Inc.	650	293,742

		1,404,296

Taiwan - 18.7%
Cathay Financial Holding Co., Ltd.	88,784	214,186
Hon Hai Precision Industry Co., Ltd., GDR	16,625	242,393
Taiwan Semiconductor Co.	35,482	1,750,357

		2,206,936

Name of Issuer	Quantity	Fair Value ($)

Thailand - 1.7%
Bangkok Bank PCL	36,500	196,374

Europe - 1.0%

Netherlands - 1.0%
Prosus NV	1,940	120,492

Latin America - 5.8%

Argentina - 1.6%
Globant SA *	1,175	76,810
MercadoLibre, Inc. *	55	110,784

		187,594

Brazil - 0.9%
Banco Bradesco SA	30,350	100,746

Chile - 1.2%
Banco Santander Chile, ADR	4,700	146,217

Peru - 2.1%
Southern Copper Corp.	1,704	244,473

North America - 9.8%

Mexico - 1.4%
Fomento Economico Mexicano, ADR	1,575	159,185

United States - 8.4%
Broadcom, Inc.	2,875	995,038

Total Common Stocks (cost: $5,064,040)		10,772,048

Investment Companies 4.5%

iShares MSCI India ETF (cost $292,601)	9,750	526,988

Short-Term Securities - 4.1%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.67% (cost $480,424)	480,424	480,424

Total Investments in Securities - 100.0% (cost $5,837,065)		11,779,460

Other Assets and Liabilities, net - 0.0%		3,758

Net Assets - 100.0%		$11,783,218

*	Non-income producing security.

4

144A Restricted Security. The total value of such securities as of December 31, 2025 was $143,581 and represented 1.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with

guidelines	established by the Board of Directors.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

24	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	187,594	—	—	187,594
Australia	114,043	—	—	114,043
Brazil	100,746	—	—	100,746
Chile	146,217	—	—	146,217
China/Hong Kong	2,386,812	—	—	2,386,812
India	385,421	—	—	385,421
Indonesia	284,090	—	—	284,090
Israel	56,520	—	—	56,520
Mexico	159,185	—	—	159,185
Netherlands	120,492	—	—	120,492
Peru	244,473	—	—	244,473
Singapore	1,032,560	—	—	1,032,560
South Africa	751,251	—	—	751,251
South Korea	1,404,296	—	—	1,404,296
Taiwan	2,206,936	—	—	2,206,936
Thailand	—	196,374	—	196,374
United States	995,038	—	—	995,038
Investment Companies	526,988	—	—	526,988
Short-Term Securities	480,424	—	—	480,424
Total:	11,583,086	196,374	—	11,779,460

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2025	25

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2025

	Sit Balanced Fund	Sit Dividend Growth Fund	Sit Global Dividend Growth Fund	Sit Large Cap Growth Fund	Sit ESG Growth Fund

ASSETS
Investments in securities, at identified cost	$43,435,447	$158,159,255	$23,932,835	$77,501,867	$5,867,612

Investments in securities, at fair value - see accompanying schedule for detail	$75,102,179	$229,672,602	$60,251,184	$261,036,804	$13,929,494
Cash in bank on demand deposit	155,532	—	7	—	247
Accrued interest and dividends receivable	233,910	199,510	150,769	68,285	21,437
Receivable for Fund shares sold	138,329	98,698	1,227	77,888	—

Total assets	75,629,950	229,970,810	60,403,187	261,182,977	13,951,178

LIABILITIES
Payable for investment securities purchased	11,399	121,338	—	—	—
Payable for Fund shares redeemed	7,065	36,374	—	—	—
Cash portion of dividends payable to shareholders	—	5	—	104	—
Accrued investment management fees and advisory fees	54,509	147,887	54,961	237,062	12,627
Accrued Rule 12b-1 fees (Class S)	—	3,991	1,230	—	1,470

Total liabilities	72,973	309,595	56,191	237,166	14,097

Net assets applicable to outstanding capital stock	$75,556,977	$229,661,215	$60,346,996	$260,945,811	$13,937,081

Net assets consist of:
Capital (par value and paid-in surplus)	$43,642,886	$141,705,563	$22,226,264	$72,606,356	$5,827,458
Total distributable earnings (loss), including unrealized appreciation (depreciation)	31,914,091	87,955,652	38,120,732	188,339,455	8,109,623

	$75,556,977	$229,661,215	$60,346,996	$260,945,811	$13,937,081

Outstanding shares:
Common Shares (Class I)*	1,939,867	12,549,426	1,715,144	3,013,695	283,406

Common Shares (Class S)*	—	1,041,891	170,294	—	249,555

Net assets applicable to outstanding shares:
Common Shares (Class I)*	$75,556,977	$212,191,849	$54,902,219	$260,945,811	$7,444,014

Common Shares (Class S)*	—	17,469,366	5,444,777	—	6,493,067

Net asset value per share of outstanding capital stock:
Common Shares (Class I)*	$38.95	$16.91	$32.01	$86.59	$26.27

Common Shares (Class S)*	—	16.77	31.97	—	26.02

*	Dividend Growth, Global Dividend Growth and ESG Growth Funds offer multiple share classes (I and S). All other Funds offer a single share class.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

26	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2025

	Sit Mid Cap Growth Fund	Sit Small Cap Dividend Growth Fund	Sit Small Cap Growth Fund	Sit International Growth Fund	Sit Developing Markets Growth Fund

ASSETS

Investments in securities, at identified cost	$82,789,017	$30,670,561	$62,062,269	$17,860,347	$5,837,065

Investments in securities, at fair value - see accompanying schedule for detail	$217,262,646	$43,745,585	$120,420,546	$33,463,377	$11,779,460
Cash in bank on demand deposit	—	—	130	10	1
Accrued interest and dividends receivable	64,992	59,944	77,295	137,157	11,904
Receivable for Fund shares sold	2,842	3,830	2,497	615	1,664

Total assets	217,330,480	43,809,359	120,500,468	33,601,159	11,793,029

LIABILITIES
Payable for Fund shares redeemed	60,000	—	41,660	—	—
Accrued investment management fees and advisory fees	249,083	34,149	166,734	25,722	9,811
Accrued Rule 12b-1 fees (Class S)	—	1,575	—	—	—

Total liabilities	309,083	35,724	208,394	25,722	9,811

Net assets applicable to outstanding capital stock	$217,021,397	$43,773,635	$120,292,074	$33,575,437	$11,783,218

Net assets consist of:
Capital (par value and paid-in surplus)	$77,901,970	$30,234,310	$59,686,713	$18,161,848	$5,831,450
Total distributable earnings (loss), including unrealized appreciation (depreciation)	139,119,427	13,539,325	60,605,361	15,413,589	5,951,768

	$217,021,397	$43,773,635	$120,292,074	$33,575,437	$11,783,218

Outstanding shares:
Common Shares (Class I)*	8,501,815	1,969,419	1,769,041	1,281,274	506,406

Common Shares (Class S)*	—	364,440	—	—	—

Net assets applicable to outstanding shares:
Common Shares (Class I)*	$217,021,397	$36,941,232	$120,292,074	$33,575,437	$11,783,218

Common Shares (Class S)*	—	6,832,403	—	—	—

Net asset value per share of outstanding capital stock:
Common Shares (Class I)*	$25.53	$18.76	$68.00	$26.20	$23.27

Common Shares (Class S)*	—	18.75	—	—	—

*	Small Cap Dividend Growth Fund offer multiple share classes (I and S). All other Funds offer a single share class.

DECEMBER 31, 2025	27

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended December 31, 2025

	Sit Balanced Fund	Sit Dividend Growth Fund	Sit Global Dividend Growth Fund	Sit Large Cap Growth Fund	Sit ESG Growth Fund

Investment income:
Income:
Dividends*	$288,753	$1,977,101	$375,830	$879,568	$71,952
Non-cash dividends	—	—	—	48,840	8,048
Interest	565,296	34,193	31,205	107,352	11,198

Total income	854,049	2,011,294	407,035	1,035,760	91,198

Expenses (note 4):
Investment management and advisory service fee
Class I Shares	340,811	968,734	325,176	1,283,629	43,517
Class S Shares	—	78,494	31,142	—	36,914

Total investment management fee	340,811	1,047,228	356,318	1,283,629	80,431

12b-1 fees (Class S)	—	21,790	6,679	—	7,922
Total expenses	340,811	1,069,018	362,997	1,283,629	88,353

Less fees and expenses waived by investment adviser	(48,152)	(232,605)	(50,822)	—	(11,430)

Total net expenses	292,659	836,413	312,175	1,283,629	76,923

Net investment income (loss)	561,390	1,174,881	94,860	(247,869)	14,275

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	940,949	22,390,171	1,797,938	5,127,651	73,340
Net realized gain (loss) on foreign currency transactions	—	—	279	—	(97)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,521,728	844,804	2,848,533	22,358,280	1,090,808

Net gain (loss)	5,462,677	23,234,975	4,646,750	27,485,931	1,164,051

Net increase (decrease) in net assets resulting from operations	$6,024,067	$24,409,856	$4,741,610	$27,238,062	$1,178,326

* Foreign taxes withheld on dividends received	$131	—	$4,353	$530	$1,466

See accompanying notes to financial statements.

See accompanying notes to financial statements.

28	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended December 31, 2025

	Sit Mid Cap Growth Fund	Sit Small Cap Dividend Growth Fund	Sit Small Cap Growth Fund	Sit International Growth Fund	Sit Developing Markets Growth Fund

Investment income:
Income:
Dividends*	$748,375	$346,700	$443,046	$183,971	$84,215
Non-cash dividends	—	—	—	26,141	—
Interest	139,782	45,868	48,104	6,906	3,867

Total income	888,157	392,568	491,150	217,018	88,082

Expenses (note 4):
Investment management and advisory service fee
Class I Shares	1,378,176	196,248	912,433	213,396	89,835
Class S Shares	—	38,831	—	—	—

Total investment management fee	1,378,176	235,079	912,433	213,396	89,835

12b-1 fees (Class S)	—	8,697	—	—	—
Total expenses	1,378,176	243,776	912,433	213,396	89,835

Less fees and expenses waived by investment adviser	—	(55,322)	—	(72,012)	(37,686)

Total net expenses	1,378,176	188,454	912,433	141,384	52,149

Net investment income (loss)	(490,019)	204,114	(421,283)	75,634	35,933

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	10,058,880	474,589	6,752,807	(88,095)	167,935
Net realized gain (loss) on foreign currency transactions	—	—	—	1,110	(330)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,602,701	2,964,931	4,592,185	2,056,138	1,702,304

Net gain (loss)	13,661,581	3,439,520	11,344,992	1,969,153	1,869,909

Net increase (decrease) in net assets resulting from operations	$13,171,562	$3,643,634	$10,923,709	$2,044,787	$1,905,842

* Foreign taxes withheld on dividends received	$3,890	$927	$6,514	$10,959	$11,859

DECEMBER 31, 2025	29

STATEMENTS OF CHANGES IN NET ASSETS

	Sit Balanced Fund		Sit Dividend Growth Fund
	Six Months		Six Months
	Ended		Ended
	December	Year	December	Year
	31, 2025	Ended	31, 2025	Ended
	(Unaudited)	June 30, 2025	(Unaudited)	June 30, 2025

Operations:
Net investment income	$561,390	$1,010,931	$1,174,881	$2,695,732
Net realized gain (loss) on investments	940,949	1,275,930	22,390,171	24,952,202
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	4,521,728	4,248,674	844,804	1,845,903

Net increase (decrease) in net assets resulting from operations	6,024,067	6,535,535	24,409,856	29,493,837

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(2,272,347)	(1,675,330)	(19,551,966)	(24,959,400)
Common shares (Class S)	—	—	(1,583,491)	(2,285,708)

Total distributions	(2,272,347)	(1,675,330)	(21,135,457)	(27,245,108)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	5,520,343	8,912,422	4,189,575	12,433,902
Common Shares (Class S)	—	—	192,780	800,836
Reinvested distributions
Common Shares (Class I)	1,929,796	1,421,048	17,501,168	22,510,260
Common Shares (Class S)	—	—	1,546,762	2,241,965
Payments for shares redeemed
Common Shares (Class I)	(4,234,888)	(10,938,960)	(42,616,046)	(29,283,859)
Common Shares (Class S)	—	—	(1,026,396)	(7,629,988)

Increase (decrease) in net assets from capital transactions	3,215,251	(605,490)	(20,212,157)	1,073,116

Total increase (decrease) in net assets	6,966,971	4,254,715	(16,937,758)	3,321,845

Net assets:
Beginning of period	68,590,006	64,335,291	246,598,973	243,277,128

End of period	$75,556,977	$68,590,006	$229,661,215	$246,598,973

Capital transactions in shares:
Sold
Common Shares (Class I)	141,053	255,008	238,357	760,323
Common Shares (Class S)	—	—	11,002	49,261
Reinvested distributions
Common Shares (Class I)	50,182	40,285	1,042,139	1,401,323
Common Shares (Class S)	—	—	92,915	140,519
Redeemed
Common Shares (Class I)	(108,850)	(317,094)	(2,504,641)	(1,777,507)
Common Shares (Class S)	—	—	(59,149)	(473,314)

Net increase (decrease)	82,385	(21,801)	(1,179,377)	100,605

See accompanying notes to financial statements.

30	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS

	Sit Global Dividend Growth Fund		Sit Large Cap Growth Fund
	Six Months		Six Months
	Ended		Ended
	December	Year	December	Year
	31, 2025	Ended	31, 2025	Ended
	(Unaudited)	June 30, 2025	(Unaudited)	June 30, 2025

Operations:
Net investment income (loss)	$94,860	$488,606	($247,869)	($219,982)
Net realized gain (loss) on investments and foreign currency transactions	1,798,217	899,292	5,127,651	5,882,760
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,848,533	5,526,217	22,358,280	17,957,771

Net increase (decrease) in net assets resulting from operations	4,741,610	6,914,115	27,238,062	23,620,549

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(700,011)	(1,169,200)	(5,470,032)	(8,975,525)
Common shares (Class S)	(59,883)	(112,522)	—	—

Total distributions	(759,894)	(1,281,722)	(5,470,032)	(8,975,525)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	578,095	2,031,862	4,506,299	20,778,570
Common Shares (Class S)	100,349	1,153,696	—	—
Reinvested distributions
Common Shares (Class I)	558,017	959,740	4,505,413	7,402,366
Common Shares (Class S)	20,128	43,245	—	—
Payments for shares redeemed
Common Shares (Class I)	(3,259,856)	(1,248,134)	(10,088,497)	(16,683,811)
Common Shares (Class S)	(188,751)	(1,130,039)	—	—

Increase (decrease) in net assets from capital transactions	(2,192,018)	1,810,370	(1,076,785)	11,497,125

Total increase (decrease) in net assets	1,789,698	7,442,763	20,691,245	26,142,149

Net assets:
Beginning of period	58,557,298	51,114,535	240,254,566	214,112,417

End of period	$60,346,996	$58,557,298	$260,945,811	$240,254,566

Capital transactions in shares:
Sold
Common Shares (Class I)	18,637	71,432	54,621	280,685
Common Shares (Class S)	3,254	40,891	—	—
Reinvested distributions
Common Shares (Class I)	17,890	33,967	52,682	93,796
Common Shares (Class S)	646	1,524	—	—
Redeemed
Common Shares (Class I)	(101,800)	(44,747)	(118,580)	(224,276)
Common Shares (Class S)	(6,167)	(40,910)	—	—

Net increase (decrease)	(67,540)	62,157	(11,277)	150,205

DECEMBER 31, 2025	31

STATEMENTS OF CHANGES IN NET ASSETS

	Sit ESG Growth Fund		Sit Mid Cap Growth Fund
	Six Months		Six Months
	Ended		Ended
	December	Year	December	Year
	31, 2025	Ended	31, 2025	Ended
	(Unaudited)	June 30, 2025	(Unaudited)	June 30, 2025

Operations:
Net investment income (loss)	$14,275	$57,141	($490,019)	($810,158)
Net realized gain (loss) on investments and foreign currency transactions	73,243	145,735	10,058,880	2,887,794
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,090,808	1,538,237	3,602,701	20,729,872

Net increase (decrease) in net assets resulting from operations	1,178,326	1,741,113	13,171,562	22,807,508

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(88,347)	(36,809)	(7,201,117)	(8,003,648)
Common shares (Class S)	(63,099)	(19,191)	—	—

Total distributions	(151,446)	(56,000)	(7,201,117)	(8,003,648)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	6,197	395,321	236,017	1,964,348
Common Shares (Class S)	81,049	19,824	—	—
Reinvested distributions
Common Shares (Class I)	14,337	6,543	5,051,327	5,656,062
Common Shares (Class S)	7,978	2,288	—	—
Payments for shares redeemed
Common Shares (Class I)	(213,240)	(360,166)	(5,788,691)	(14,056,180)
Common Shares (Class S)	(27,097)	(32,914)	—	—

Increase (decrease) in net assets from capital transactions	(130,776)	30,896	(501,347)	(6,435,770)

Total increase (decrease) in net assets	896,104	1,716,009	5,469,098	8,368,090

Net assets:
Beginning of period	13,040,977	11,324,968	211,552,299	203,184,209

End of period	$13,937,081	$13,040,977	$217,021,397	$211,552,299

Capital transactions in shares:
Sold
Common Shares (Class I)	243	17,353	9,175	81,891
Common Shares (Class S)	3,140	889	—	—
Reinvested distributions
Common Shares (Class I)	552	288	199,028	225,251
Common Shares (Class S)	310	102	—	—
Redeemed
Common Shares (Class I)	(8,183)	(16,455)	(221,684)	(601,751)
Common Shares (Class S)	(1,071)	(1,503)	—	—

Net increase (decrease)	(5,009)	674	(13,481)	(294,609)

See accompanying notes to financial statements.

32	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF CHANGES IN NET ASSETS

	Sit Small Cap Dividend Growth Fund		Sit Small Cap Growth Fund
	Six Months		Six Months
	Ended		Ended
	December	Year	December	Year
	31, 2025	Ended	31, 2025	Ended
	(Unaudited)	June 30, 2025	(Unaudited)	June 30, 2025

Operations:
Net investment income (loss)	$204,114	$310,207	($421,283)	($684,672)
Net realized gain (loss) on investments and foreign currency transactions	474,589	810,154	6,752,807	3,639,225
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,964,931	1,663,821	4,592,185	1,943,833

Net increase (decrease) in net assets resulting from operations	3,643,634	2,784,182	10,923,709	4,898,386

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(734,590)	(430,563)	(6,365,751)	(5,328,139)
Common shares (Class S)	(127,199)	(94,633)	—	—

Total distributions	(861,789)	(525,196)	(6,365,751)	(5,328,139)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	3,259,157	8,170,094	311,485	5,599,201
Common Shares (Class S)	133,230	1,143,703	—	—
Reinvested distributions
Common Shares (Class I)	621,265	343,899	4,438,325	3,716,725
Common Shares (Class S)	38,512	30,816	—	—
Payments for shares redeemed
Common Shares (Class I)	(446,596)	(1,998,579)	(3,054,939)	(7,135,209)
Common Shares (Class S)	(540,209)	(402,099)	—	—

Increase in net assets from capital transactions	3,065,359	7,287,834	1,694,871	2,180,717

Total increase (decrease) in net assets	5,847,204	9,546,820	6,252,829	1,750,964

Net assets:
Beginning of period	37,926,431	28,379,611	114,039,245	112,288,281

End of period	$43,773,635	$37,926,431	$120,292,074	$114,039,245

Capital transactions in shares:
Sold
Common Shares (Class I)	177,148	468,455	4,529	80,984
Common Shares (Class S)	7,211	65,303	—	—
Reinvested distributions
Common Shares (Class I)	33,118	20,184	65,030	54,306
Common Shares (Class S)	2,056	1,790	—	—
Redeemed
Common Shares (Class I)	(24,071)	(118,562)	(43,770)	(110,201)
Common Shares (Class S)	(29,106)	(24,109)	—	—

Net increase (decrease)	166,356	413,061	25,789	25,089

DECEMBER 31, 2025	33

STATEMENTS OF CHANGES IN NET ASSETS

	Sit International Growth Fund		Sit Developing Markets Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)		Six Months Ended December 31, 2025 (Unaudited)

		Year Ended June 30, 2025		Year Ended June 30, 2025

Operations:
Net investment income	$75,634	$445,873	$35,933	$107,352
Net realized gain (loss) on investments and foreign currency transactions	(86,985)	(4,827)	167,605	(115,896)
Net change in unrealized appreciation (depreciation) of investments and
foreign currency transactions	2,056,138	4,284,652	1,702,304	1,642,739

Net increase (decrease) in net assets resulting from operations	2,044,787	4,725,698	1,905,842	1,634,195

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(367,001)	(960,828)	(101,000)	(369,493)

Total distributions	(367,001)	(960,828)	(101,000)	(369,493)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	143,662	748,984	502,815	1,139,825
Reinvested distributions
Common Shares (Class I)	241,554	643,844	78,377	291,124
Payments for shares redeemed
Common Shares (Class I)	(432,299)	(1,060,629)	(567,567)	(1,796,521)

Increase (decrease) in net assets from capital transactions	(47,083)	332,199	13,625	(365,572)

Total increase (decrease) in net assets	1,630,703	4,097,069	1,818,467	899,130

Net assets:
Beginning of period	31,944,734	27,847,665	9,964,751	9,065,621

End of period	$33,575,437	$31,944,734	$11,783,218	$9,964,751

Capital transactions in shares:
Sold
Common Shares (Class I)	5,561	32,487	22,489	62,307
Reinvested distributions
Common Shares (Class I)	9,352	28,705	3,511	16,383
Redeemed
Common Shares (Class I)	(16,595)	(46,937)	(26,089)	(103,318)

Net increase (decrease)	(1,682)	14,255	(89)	(24,628)

See accompanying notes to financial statements.

34	FINANCIAL STATEMENTS AND OTHER INFORMATION

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FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Balanced Fund

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$36.93	$34.23	$28.76	$26.86	$32.85	$26.37

Operations:
Net investment income [1]	0.30	0.53	0.49	0.38	0.23	0.22
Net realized and unrealized gains (losses)	2.91	3.05	5.42	2.84	(4.86)	6.71

Total from operations	3.21	3.58	5.91	3.22	(4.63)	6.93
Distributions to Shareholders:
From net investment income	(0.46)	(0.53)	(0.44)	(0.36)	(0.22)	(0.20)
From net realized gains	(0.73)	(0.35)	—	(0.96)	(1.14)	(0.25)

Total distributions	(1.19)	(0.88)	(0.44)	(1.32)	(1.36)	(0.45)

Net Asset Value
End of period	$38.95	$36.93	$34.23	$28.76	$26.86	$32.85

Total investment return [2]	8.76%	10.58%	20.81%	12.53%	(14.87%)	26.48%

Net assets at end of period (000’s omitted)	$75,557	$68,590	$64,335	$49,452	$48,126	$66,243

Ratios: [3]
Expenses (without waiver)	0.93%[4]	1.00%[5]	1.00%[5]	1.00%[5]	1.00%[5]	1.00%
Expenses (with waiver)	0.80%[4]	0.80%[5]	0.80%[5]	0.80%[5]	0.91%[5]	—
Net investment income (without waiver)	1.40%	1.32%	1.38%	1.22%	0.62%	0.74%
Net investment income (with waiver)	1.53%	1.52%	1.58%	1.42%	0.71%	—

Portfolio turnover rate (excluding short-term securities)	9.44%[6]	35.11%	33.30%	39.71%	39.92%	38.30%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Effective November 1, 2025, total Fund expenses are limited to 0.80% of average daily net assets.
[5]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

36	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class I	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$16.70	$16.59	$14.64	$14.29	$17.37	$13.48

Operations:
Net investment income [1]	0.09	0.19	0.19	0.21	0.24	0.21
Net realized and unrealized gains (losses)	1.79	1.87	2.45	1.78	(1.19)	4.75

Total from operations	1.88	2.06	2.64	1.99	(0.95)	4.96
Redemption fee	—	—	— [2]	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net investment income	(0.14)	(0.19)	(0.21)	(0.20)	(0.24)	(0.21)
From net realized gains	(1.53)	(1.76)	(0.48)	(1.44)	(1.89)	(0.86)

Total distributions	(1.67)	(1.95)	(0.69)	(1.64)	(2.13)	(1.07)

Net Asset Value
End of period	$16.91	$16.70	$16.59	$14.64	$14.29	$17.37

Total investment return [3]	11.34%	13.00%	18.70%	14.76%	(7.27%)	38.13%

Net assets at end of period (000’s omitted)	$212,192	$230,078	$222,185	$209,856	$191,010	$207,378

Ratios: [4]
Expenses (without waiver)	0.90%[5]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Expenses (with waiver)	0.70%[5]	0.70%[6]	0.70%[6]	0.70%[6]	0.70%[6]	0.70%[6]
Net investment income (without waiver)	0.83%	0.85%	0.99%	1.15%	1.11%	1.08%
Net investment income (with waiver)	1.03%	1.15%	1.29%	1.45%	1.41%	1.38%

Portfolio turnover rate (excluding short-term securities)	17.33%[7]	48.72%	41.64%	51.49%	58.96%	42.93%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.70% of average daily net assets.
[6]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

DECEMBER 31, 2025	37

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class S	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$16.57	$16.47	$14.54	$14.20	$17.27	$13.40

Operations:
Net investment income [1]	0.07	0.15	0.16	0.17	0.19	0.17
Net realized and unrealized gains (losses)	1.76	1.86	2.42	1.77	(1.17)	4.73

Total from operations	1.83	2.01	2.58	1.94	(0.98)	4.90
Redemption fee	—	— [2]	— [2]	— [2]	—	— [2]
Distributions to Shareholders:
From net investment income	(0.10)	(0.15)	(0.17)	(0.16)	(0.20)	(0.17)
From net realized gains	(1.53)	(1.76)	(0.48)	(1.44)	(1.89)	(0.86)

Total distributions	(1.63)	(1.91)	(0.65)	(1.60)	(2.09)	(1.03)

Net Asset Value
End of period	$16.77	$16.57	$16.47	$14.54	$14.20	$17.27

Total investment return [3]	11.16%	12.67%	18.40%	14.47%	(7.50%)	37.87%

Net assets at end of period (000’s omitted)	$17,469	$16,521	$21,092	$21,299	$21,915	$31,295

Ratios: [4]
Expenses (without waiver)	1.15%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	0.95%[5]	0.95%[6]	0.95%[6]	0.95%[6]	0.95%[6]	0.95%[6]
Net investment income (without waiver)	0.58%	0.59%	0.74%	0.90%	0.85%	0.83%
Net investment income (with waiver)	0.78%	0.89%	1.04%	1.20%	1.15%	1.13%

Portfolio turnover rate (excluding short-term securities)	17.33%[7]	48.72%	41.64%	51.49%	58.96%	42.93%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.95% of average daily net assets.
[6]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

38	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class I	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net Asset Value:
Beginning of period	$29.99	$27.04	$22.75	$19.77	$22.47	$16.87
Operations:
Net investment income [1]	0.05	0.26	0.23	0.24	0.21	0.20
Net realized and unrealized gains (losses)	2.37	3.38	4.30	2.98	(2.73)	5.59
Total from operations	2.42	3.64	4.53	3.22	(2.52)	5.79
Redemption fee	—	—	— [2]	—	—	—
Distributions to Shareholders:
From net investment income	(0.17)	(0.25)	(0.24)	(0.24)	(0.18)	(0.19)
From net realized gains	(0.23)	(0.44)	—	—	—	—
Total distributions	(0.40)	(0.69)	(0.24)	(0.24)	(0.18)	(0.19)
Net Asset Value
End of period	$32.01	$29.99	$27.04	$22.75	$19.77	$22.47
Total investment return [3]	8.12%	13.60%	20.10%	16.46%	(11.31%)	34.61%
Net assets at end of period (000’s omitted)	$54,902	$53,391	$46,497	$43,893	$37,057	$41,461
Ratios: [4]
Expenses (without waiver)	1.17%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	1.00%[5]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Net investment income (without waiver)	0.16%	0.68%	0.72%	0.91%	0.66%	0.77%
Net investment income (with waiver)	0.33%	0.93%	0.97%	1.16%	0.91%	1.02%
Portfolio turnover rate (excluding short-term securities)	3.52%[7]	3.52%	3.42%	6.09%	4.64%	11.55%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.00% of average daily net assets.
[6]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

DECEMBER 31, 2025	39

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class S	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net Asset Value:
Beginning of period	$29.94	$27.00	$22.71	$19.74	$22.45	$16.85
Operations:
Net investment income [1]	0.01	0.19	0.17	0.19	0.15	0.15
Net realized and unrealized gains (losses)	2.37	3.37	4.30	2.96	(2.73)	5.60
Total from operations	2.38	3.56	4.47	3.15	(2.58)	5.75
Redemption fee	—	—	— [2]	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.12)	(0.18)	(0.18)	(0.18)	(0.13)	(0.15)
From net realized gains	(0.23)	(0.44)	—	—	—	—
Total distributions	(0.35)	(0.62)	(0.18)	(0.18)	(0.13)	(0.15)
Net Asset Value
End of period	$31.97	$29.94	$27.00	$22.71	$19.74	$22.45
Total investment return [3]	7.99%	13.30%	19.85%	16.13%	(11.58%)	34.32%
Net assets at end of period (000’s omitted)	$5,445	$5,167	$4,618	$4,034	$3,391	$4,093
Ratios: [4]
Expenses (without waiver)	1.42%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]
Expenses (with waiver)	1.25%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Net investment income (without waiver)	(0.09%)	0.44%	0.47%	0.66%	0.39%	0.52%
Net investment income (with waiver)	0.08%	0.69%	0.72%	0.91%	0.64%	0.77%
Portfolio turnover rate (excluding short-term securities)	3.52%[7]	3.52%	3.42%	6.09%	4.64%	11.55%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.25% of average daily net assets.
[6]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

40	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Large Cap Growth Fund

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
Net Asset Value:
Beginning of period	$79.42	$74.48	$58.26	$48.29	$63.04	$47.07
Operations:
Net investment income (loss) [1]	(0.08)	(0.07)	(0.03)	0.05	(0.09)	(0.06)
Net realized and unrealized gains (losses)	9.10	8.09	17.41	11.70	(10.74)	18.95
Total from operations	9.02	8.02	17.38	11.75	(10.83)	18.89
Redemption fee	— [2]	— [2]	— [2]	— [2]	—	— [2]
Distributions to Shareholders:
From net investment income	—	—	(0.04)	—	—	(0.02)
From net realized gains	(1.85)	(3.08)	(1.12)	(1.78)	(3.92)	(2.90)
Total distributions	(1.85)	(3.08)	(1.16)	(1.78)	(3.92)	(2.92)
Net Asset Value
End of period	$86.59	$79.42	$74.48	$58.26	$48.29	$63.04
Total investment return [3]	11.38%	10.79%	30.22%	25.20%	(18.78%)	41.12%
Net assets at end of period (000’s omitted)	$260,946	$240,255	$214,112	$162,772	$136,435	$177,096
Ratios: [4]
Expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.19%)	(0.10%)	(0.05%)	0.10%	(0.15%)	(0.11%)
Portfolio turnover rate (excluding short-term securities)	3.04%[5]	4.27%	11.11%	2.96%	10.83%	9.75%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

DECEMBER 31, 2025	41

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class I	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$24.36	$21.18	$17.51	$14.87	$18.17	$13.85

Operations:
Net investment income [1]	0.04	0.13	0.14	0.14	0.10	0.12
Net realized and unrealized gains (losses)	2.18	3.18	3.67	2.99	(3.13)	4.30

Total from operations	2.22	3.31	3.81	3.13	(3.03)	4.42
Redemption fee	—	—	— [2]	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.14)	(0.13)	(0.14)	(0.10)	(0.08)	(0.10)
From net realized gains	(0.17)	—	—	(0.39)	(0.19)	—

Total distributions	(0.31)	(0.13)	(0.14)	(0.49)	(0.27)	(0.10)

Net Asset Value
End of period	$26.27	$24.36	$21.18	$17.51	$14.87	$18.17

Total investment return [3]	9.14%	15.68%	21.90%	21.57%	(16.97%)	31.97%

Net assets at end of period (000’s omitted)	$7,444	$7,083	$6,133	$4,866	$3,740	$4,841

Ratios: [4]
Expenses (without waiver)	1.17%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	1.00%[5]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Net investment income (without waiver)	0.15%	0.35%	0.52%	0.65%	0.30%	0.48%
Net investment income (with waiver)	0.32%	0.60%	0.77%	0.90%	0.55%	0.73%

Portfolio turnover rate (excluding short-term securities)	3.88%[7]	3.88%	3.31%	7.12%	9.23%	7.39%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.00% of average daily net assets.
[6]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

42	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class S	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$24.11	$20.96	$17.33	$14.74	$18.05	$13.78

Operations:
Net investment income [1]	0.01	0.08	0.10	0.10	0.05	0.08
Net realized and unrealized gains (losses)	2.15	3.15	3.63	2.96	(3.11)	4.27

Total from operations	2.16	3.23	3.73	3.06	(3.06)	4.35
Redemption fee	— [2]	—	— [2]	—	—	—
Distributions to Shareholders:
From net investment income	(0.08)	(0.08)	(0.10)	(0.08)	(0.06)	(0.08)
From net realized gains	(0.17)	—	—	(0.39)	(0.19)	—

Total distributions	(0.25)	(0.08)	(0.10)	(0.47)	(0.25)	(0.08)

Net Asset Value
End of period	$26.02	$24.11	$20.96	$17.33	$14.74	$18.05

Total investment return [3]	8.98%	15.43%	21.62%	21.27%	(17.24%)	31.61%

Net assets at end of period (000’s omitted)	$6,493	$5,958	$5,192	$4,306	$3,577	$4,279

Ratios: [4]
Expenses (without waiver)	1.41%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]
Expenses (with waiver)	1.25%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Net investment income (without waiver)	(0.09%)	0.10%	0.27%	0.40%	0.05%	0.23%
Net investment income (with waiver)	0.07%	0.35%	0.52%	0.65%	0.30%	0.48%

Portfolio turnover rate (excluding short-term securities)	3.88%[7]	3.88%	3.31%	7.12%	9.23%	7.39%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.25% of average daily net assets.
[6]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

DECEMBER 31, 2025	43

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Mid Cap Growth Fund

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$24.84	$23.06	$20.07	$16.96	$25.41	$19.05

Operations:
Net investment loss [1]	(0.06)	(0.09)	(0.05)	(0.01)	(0.12)	(0.10)
Net realized and unrealized gains (losses)	1.61	2.80	3.14	3.67	(5.37)	7.44

Total from operations	1.55	2.71	3.09	3.66	(5.49)	7.34
Redemption fee	— [2]	—	— [2]	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net realized gains	(0.86)	(0.93)	(0.10)	(0.55)	(2.96)	(0.98)

Net Asset Value
End of period	$25.53	$24.84	$23.06	$20.07	$16.96	$25.41

Total investment return [3]	6.28%	11.72%	15.39%	22.00%	(24.70%)	38.99%

Net assets at end of period (000’s omitted)	$217,021	$211,552	$203,184	$185,220	$164,430	$228,171

Ratios: [4]
Expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment loss	(0.44%)	(0.39%)	(0.26%)	(0.03%)	(0.52%)	(0.46%)

Portfolio turnover rate (excluding short-term securities)	6.84%[5]	6.67%	8.64%	7.00%	13.16%	19.54%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

44	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class I	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$17.50	$16.18	$14.31	$12.85	$16.73	$11.39

Operations:
Net investment income [1]	0.09	0.17	0.17	0.19	0.14	0.13
Net realized and unrealized gains (losses)	1.55	1.45	1.87	1.83	(2.61)	5.32

Total from operations	1.64	1.62	2.04	2.02	(2.47)	5.45
Redemption fee	—	—	— [2]	—	— [2]	—
Distributions to Shareholders:
From net investment income	(0.15)	(0.16)	(0.17)	(0.19)	(0.14)	(0.11)
From net realized gains	(0.23)	(0.14)	—	(0.37)	(1.27)	—

Total distributions	(0.38)	(0.30)	(0.17)	(0.56)	(1.41)	(0.11)

Net Asset Value
End of period	$18.76	$17.50	$16.18	$14.31	$12.85	$16.73

Total investment return [3]	9.39%	10.02%	14.35%	16.20%	(16.30%)	48.13%

Net assets at end of period (000’s omitted)	$36,941	$31,208	$22,864	$16,508	$14,209	$17,114

Ratios: [4]
Expenses (without waiver)	1.11%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	0.85%[5]	0.88%[6]	0.90%[6]	0.90%[6]	0.95%[6]	1.00%[6]
Net investment income (without waiver)	0.75%	0.63%	0.76%	1.06%	0.59%	0.67%
Net investment income (with waiver)	1.01%	1.00%	1.11%	1.41%	0.89%	0.92%

Portfolio turnover rate (excluding short-term securities)	11.54%[7]	11.54%	12.81%	15.05%	18.47%	27.91%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.85% of average daily net assets.
[6]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

DECEMBER 31, 2025	45

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class S	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$17.48	$16.16	$14.30	$12.84	$16.72	$11.38

Operations:
Net investment income [1]	0.07	0.12	0.12	0.16	0.11	0.10
Net realized and unrealized gains (losses)	1.55	1.45	1.87	1.83	(2.62)	5.32

Total from operations	1.62	1.57	1.99	1.99	(2.51)	5.42
Redemption fee	—	— [2]	— [2]	—	— [2]	—
Distributions to Shareholders:
From net investment income	(0.12)	(0.11)	(0.13)	(0.16)	(0.10)	(0.08)
From net realized gains	(0.23)	(0.14)	—	(0.37)	(1.27)	—

Total distributions	(0.35)	(0.25)	(0.13)	(0.53)	(1.37)	(0.08)

Net Asset Value
End of period	$18.75	$17.48	$16.16	$14.30	$12.84	$16.72

Total investment return [3]	9.26%	9.75%	14.02%	15.91%	(16.48%)	47.73%

Net assets at end of period (000’s omitted)	$6,832	$6,718	$5,516	$4,965	$4,323	$5,187

Ratios: [4]
Expenses (without waiver)	1.37%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]
Expenses (with waiver)	1.10%[5]	1.13%[6]	1.15%[6]	1.15%[6]	1.20%[6]	1.25%[6]
Net investment income (without waiver)	0.47%	0.35%	0.48%	0.81%	0.42%	0.42%
Net investment income (with waiver)	0.74%	0.72%	0.83%	1.16%	0.72%	0.67%

Portfolio turnover rate (excluding short-term securities)	11.54%[7]	11.54%	12.81%	15.05%	18.47%	27.91%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 1.10% of average daily net assets.
[6]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

46	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Growth Fund

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$65.42	$65.35	$60.29	$52.41	$82.14	$56.81

Operations:
Net investment loss [1]	(0.24)	(0.39)	(0.29)	(0.13)	(0.48)	(0.44)
Net realized and unrealized gains (losses)	6.55	3.53	7.24	8.93	(17.68)	28.28

Total from operations	6.31	3.14	6.95	8.80	(18.16)	27.84
Redemption fee	— [2]	—	— [2]	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net realized gains	(3.73)	(3.07)	(1.89)	(0.92)	(11.57)	(2.51)

Net Asset Value
End of period	$68.00	$65.42	$65.35	$60.29	$52.41	$82.14

Total investment return [3]	9.62%	4.60%	11.84%	17.01%	(25.57%)	49.65%

Net assets at end of period (000’s omitted)	$120,292	$114,039	$112,288	$109,824	$98,444	$145,859

Ratios: [4]
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss	(0.69%)	(0.59%)	(0.47%)	(0.24%)	(0.67%)	(0.62%)

Portfolio turnover rate (excluding short-term securities)	11.51%[5]	11.22%	12.03%	13.76%	15.64%	30.54%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized._

DECEMBER 31, 2025	47

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit International Growth Fund

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$24.90	$21.95	$20.62	$17.78	$23.27	$17.38

Operations:
Net investment income [1]	0.06	0.35	0.29	0.28	0.20	0.05
Net realized and unrealized gains (losses)	1.53	3.37	1.48	2.92	(5.63)	5.89

Total from operations	1.59	3.72	1.77	3.20	(5.43)	5.94
Redemption fee	—	—	— [2]	—	—	—
Distributions to Shareholders:
From net investment income	(0.29)	(0.35)	(0.29)	(0.27)	(0.06)	(0.05)
From net realized gains	—	(0.42)	(0.15)	(0.09)	—	—

Total distributions	(0.29)	(0.77)	(0.44)	(0.36)	(0.06)	(0.05)

Net Asset Value
End of period	$26.20	$24.90	$21.95	$20.62	$17.78	$23.27

Total investment return [3]	6.40%	17.31%	8.70%	18.27%	(23.41%)	34.18%

Net assets at end of period (000’s omitted)	$33,575	$31,945	$27,848	$26,624	$22,454	$31,345

Ratios: [4]
Expenses (without waiver)	1.28%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%
Expenses (with waiver)	0.85%[5]	0.85%[6]	0.85%[6]	0.85%[6]	1.20%[6]	—
Net investment income (without waiver)	0.02%	0.89%	0.76%	0.87%	0.59%	0.26%
Net investment income (with waiver)	0.45%	1.54%	1.41%	1.52%	0.88%	—

Portfolio turnover rate (excluding short-term securities)	3.47%[7]	6.53%	8.35%	7.65%	7.76%	12.61%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.85% of average daily net assets.
[6]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

48	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Developing Markets Growth Fund

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021

Net Asset Value:
Beginning of period	$19.67	$17.07	$16.06	$15.46	$21.40	$16.28

Operations:
Net investment income [1]	0.07	0.21	0.19	0.23	0.21	0.01
Net realized and unrealized gains (losses)	3.73	3.10	1.14	0.74	(5.76)	5.17

Total from operations	3.80	3.31	1.33	0.97	(5.55)	5.18
Redemption fee	—	— [2]	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.20)	(0.19)	(0.24)	(0.29)	(0.02)	(0.02)
From net realized gains	—	(0.52)	(0.08)	(0.08)	(0.37)	(0.04)

Total distributions	(0.20)	(0.71)	(0.32)	(0.37)	(0.39)	(0.06)

Net Asset Value
End of period	$23.27	$19.67	$17.07	$16.06	$15.46	$21.40

Total investment return [3]	19.38%	19.85%	8.52%	6.42%	(26.19%)	31.79%

Net assets at end of period (000’s omitted)	$11,783	$9,965	$9,066	$10,098	$9,400	$13,883

Ratios: [4]
Expenses (without waiver)	1.64%[5]	2.00%[6]	2.00%[6]	2.00%[6]	2.00%[6]	2.00%[6]
Expenses (with waiver)	0.95%[5]	0.95%[6]	0.95%[6]	0.95%[6]	1.20%[6]	1.40%[6]
Net investment income (without waiver)	(0.03%)	0.12%	0.15%	0.42%	0.35%	(0.55%)
Net investment income (with waiver)	0.66%	1.17%	1.20%	1.47%	1.15%	0.05%

Portfolio turnover rate (excluding short-term securities)	1.79%[7]	2.54%	2.11%	0.76%	2.49%	7.52%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2025, total Fund expenses are limited to 0.95% of average daily net assets.
[6]	Total Fund expenses are limited to 2.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[7]	Not annualized.

DECEMBER 31, 2025	49

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended December 31, 2025

(1)	Organization

The Sit Mutual Funds covered by this report are Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Large Cap Growth Fund, Sit ESG Growth Fund, Sit Mid Cap Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. The Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit ESG Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund are series funds of Sit Mutual Funds, Inc. Each Fund has 10 billion authorized shares of capital stock with a par value of $0.001. This report covers the equity Funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
Balanced Fund	Seeks long-term growth consistent with the preservation of principal and seeks to provide regular income.
Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the S&P 500® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Global Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the MSCI World Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Large Cap Growth Fund	Seeks to maximize long-term capital appreciation.
ESG Growth Fund	Seeks to maximize long-term capital appreciation.
Mid Cap Growth Fund	Seeks to maximize long-term capital appreciation.
Small Cap Dividend Growth Fund	Seeks to provide current income that exceeds the yield of the Russell 2000® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Small Cap Growth Fund	Seeks to maximize long-term capital appreciation.
International Growth Fund	Seeks long-term growth.
Developing Markets Growth Fund	Seeks to maximize long-term capital appreciation.

The Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds offer Class I and Class S shares. Both classes of shares have identical voting, dividend, and liquidation rights. The distribution fee differs among classes, the Class S shares have a 0.25% distribution fee, whereas Class I has no distribution fee. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and

50	FINANCIAL STATEMENTS AND OTHER INFORMATION

prepayment speeds as applicable. When market quotations are not readily available, or when Sit Investment Associates, Inc. (the “Adviser” or “SIA”) becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Funds’ Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Security transactions are accounted for on the date the securities are purchased or sold. Securities gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date or upon the receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is recorded on an accrual basis, including level-yield amortization of long-term bond premium and discount using the effective yield method.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of December 31, 2025 is included with the Funds’ schedules of investments.

Foreign Currency Translations and Forward Foreign Currency Contracts

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. Eastern Time). Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date. Dividend and interest income includes currency exchange gains (losses) realized between the accrual and payment dates on such income. Exchange gains (losses) may also be realized between the trade and settlement dates on security and forward contract transactions. For securities denominated in foreign currencies, the effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

DECEMBER 31, 2025	51

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended December 31, 2025 (Continued)

The Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds may enter into forward foreign currency exchange contracts generally for operational purposes, but the Adviser may occasionally utilize contracts to protect against adverse exchange rate fluctuation. Any gains (losses) generated by these contracts are disclosed separately on the statements of operations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation is determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

Federal Taxes

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required. In order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis. Also, the Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state of Minnesota income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At December 31, 2025, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced Fund	$32,268,232	($601,500)	$31,666,732	$43,435,447
Dividend Growth Fund	73,307,426	(1,794,079)	71,513,347	158,159,255
Global Dividend Growth Fund	36,686,001	(367,652)	36,318,349	23,932,835
Large Cap Growth Fund	184,386,631	(851,694)	183,534,937	77,501,867
ESG Growth Fund	8,373,172	(311,290)	8,061,882	5,867,612
Mid Cap Growth Fund	137,826,277	(3,352,648)	134,473,629	82,789,017
Small Cap Dividend Growth Fund	14,957,347	(1,882,323)	13,075,024	30,670,561
Small Cap Growth Fund	61,393,744	(3,035,467)	58,358,277	62,062,269
International Growth Fund	16,504,440	(901,410)	15,603,030	17,860,347
Developing Markets Growth Fund	6,272,183	(329,788)	5,942,395	5,837,065

Net investment income and net realized gains differ for financial statement and tax purposes because of corporate actions on shares held and/or losses deferred due to “wash sale” transactions. A “wash sale” occurs when a Fund sells a security that it has acquired within a period beginning thirty days before and ending thirty days after the date of sale (a sixty one day period). The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid during the fiscal years ended June 30, 2025 and 2024 was as follows:

52	FINANCIAL STATEMENTS AND OTHER INFORMATION

Year Ended June 30, 2025:

	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$1,072,378	$602,952	$1,675,330
Dividend Growth Fund (Class I)	3,383,821	21,575,579	24,959,400
Dividend Growth Fund (Class S)	257,693	2,028,015	2,285,708
Global Dividend Growth Fund (Class I)	424,227	744,973	1,169,200
Global Dividend Growth Fund (Class S)	30,777	81,745	112,522
Large Cap Growth Fund	—	8,975,525	8,975,525
ESG Growth Fund (Class I)	36,809	—	36,809
ESG Growth Fund (Class S)	19,191	—	19,191
Mid Cap Growth Fund	—	8,003,648	8,003,648
Small Cap Dividend Growth Fund (Class I)	284,098	146,465	430,563
Small Cap Dividend Growth Fund (Class S)	54,951	39,682	94,633
Small Cap Growth Fund	—	5,328,139	5,328,139
International Growth Fund	439,433	521,395	960,828
Developing Markets Growth Fund	100,374	269,119	369,493

Year Ended June 30, 2024:

	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$785,004	—	$785,004
Dividend Growth Fund (Class I)	2,912,099	$6,449,526	9,361,625
Dividend Growth Fund (Class S)	243,916	667,384	911,300
Global Dividend Growth Fund (Class I)	447,677	—	447,677
Global Dividend Growth Fund (Class S)	32,328	—	32,328
Large Cap Growth Fund	122,457	3,071,012	3,193,469
ESG Growth Fund (Class I)	39,839	—	39,839
ESG Growth Fund (Class S)	25,161	—	25,161
Mid Cap Growth Fund	—	903,590	903,590
Small Cap Dividend Growth Fund (Class I)	202,009	—	202,009
Small Cap Dividend Growth Fund (Class S)	44,992	—	44,992
Small Cap Growth Fund	—	3,306,617	3,306,617
International Growth Fund	371,001	186,509	557,510
Developing Markets Growth Fund	143,001	50,141	193,142

As of June 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)
Balanced Fund	$281,992	$874,507	$27,141,274
Dividend Growth Fund	—	15,986,762	69,850,878
Global Dividend Growth Fund	230,662	433,889	33,474,465
Large Cap Growth Fund	—	5,470,030	161,176,657
ESG Growth Fund	46,634	64,775	6,971,334
Mid Cap Growth Fund	—	2,741,043	130,814,344
Small Cap Dividend Growth Fund	206,549	438,102	10,112,829
Small Cap Growth Fund	—	2,281,312	53,766,092
International Growth Fund	291,259	—	13,558,491
Developing Markets Growth Fund	63,794	—	4,198,655

DECEMBER 31, 2025	53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended December 31, 2025 (Continued)

Net capital loss carryovers and late year losses, if any, as of June 30, 2025, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds’ are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of June 30, 2025, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred
	Short-Term	Long-Term	Ordinary	Capital
Balanced Fund	—	—	—	$135,402
Dividend Growth Fund	—	—	—	1,156,387
Large Cap Growth Fund	—	—	$75,098	164
Mid Cap Growth Fund	—	—	406,405	—
International Growth Fund	—	—	—	113,947
Developing Markets Growth Fund	—	$115,523	—	—

For the year ended June 30, 2025, the Funds’ utilized capital losses as follows:

Utilized
ESG Growth Fund	$80,654
Small Cap Dividend Growth Fund	23,016

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income, if any, are declared and paid quarterly for the Balanced, Dividend Growth, Global Dividend Growth and Small Cap Dividend Growth Funds and declared and paid annually for Developing Markets Growth, Small Cap Growth, International Growth, Mid Cap Growth, Large Cap Growth and ESG Growth Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Concentration of Investments

The Developing Markets Growth Fund may concentrate investments in countries with limited or developing capital markets which may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income it generates, as well as the Fund’s ability to repatriate such amounts.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

Cash Balance Credit Risk

The Funds may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FIDC”) up to $250,000 for each account holder. The Funds may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.

54	FINANCIAL STATEMENTS AND OTHER INFORMATION

Segment Reporting

The Funds represent a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Chief Executive Officer of the Adviser (“CEO”) acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Funds. The CODM monitors the operating results as a whole, and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended December 31, 2025, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other
Balanced Fund	$2,048,330	$5,746,025	$1,816,894	$4,903,811
Dividend Growth Fund	—	39,739,541	—	47,775,494
Global Dividend Growth Fund	—	1,845,854	—	2,704,179
Large Cap Growth Fund	—	7,586,354	—	12,783,154
ESG Growth Fund	—	442,973	—	793,313
Mid Cap Growth Fund	—	14,482,343	—	15,772,428
Small Cap Dividend Growth Fund	—	9,581,618	—	3,547,498
Small Cap Growth Fund	—	13,570,792	—	13,867,248
International Growth Fund	—	1,856,101	—	2,169,190
Developing Markets Growth Fund	—	191,012	—	436,263

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with SIA, under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The current fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Management Fees*
Balanced Fund	0.80%
Dividend Growth Fund Class I and Class S	0.70%
Global Dividend Growth Fund Class I and Class S	1.00%
Large Cap Growth Fund	1.00%
ESG Growth Fund Class I and Class S	1.00%
Mid Cap Growth Fund	1.25%
Small Cap Dividend Growth Fund Class I and Class S	0.85%
Small Cap Growth Fund	1.50%
International Growth Fund	0.85%
Developing Markets Growth Fund	0.95%

* Effective November 1, 2025.

DECEMBER 31, 2025	55

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended December 31, 2025 (Continued)

Prior to November 1, 2025, the Adviser agreed to voluntarily limit the management fee of the Balanced Fund to 0.80%, the Small Cap Dividend Growth Fund to 0.85% (prior to March 1, 2025, the limitation was 0.90%), the International Growth Fund to 0.85% and the Developing Markets Growth Fund to 0.95% for the period through October 31, 2025 of the Fund’s daily average net assets, respectively. The Adviser has agreed to limit the management fee of the Dividend Growth Fund to 0.70%, the Global Dividend Growth Fund to 1.00% and the ESG Growth Fund to 1.00% for the period through October 31, 2025 of the Fund’s daily average net assets, respectively.

SIA is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, 12b-1 fees and other transaction charges relating to investing activities).

In addition to the annual management fees, the Class S shares of the Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds also have a 0.25% annual distribution (12b-1) fee, which is used to pay for distribution fees related to the sale and distribution of such shares.

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of December 31, 2025:

	Shares	% Shares Outstanding
Balanced Fund	451,080	23.3
Dividend Growth Fund	1,992,840	14.7
Global Dividend Growth Fund	536,277	28.4
Large Cap Growth Fund	1,079,356	35.8
ESG Growth Fund	471,246	88.4
Mid Cap Growth Fund	4,223,684	49.7
Small Cap Dividend Growth Fund	1,107,775	47.5
Small Cap Growth Fund	1,102,198	62.3
International Growth Fund	750,525	58.6
Developing Markets Growth Fund	312,597	61.7

(5)	Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid dis aggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.

(6)	Credit Facility

The Funds, together with the 4 bond Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 24, 2026. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the six months ended December 31, 2025, the Funds did not use the Credit Facility.

56	FINANCIAL STATEMENTS AND OTHER INFORMATION

(7) Capital Share Activity

Short-Term Trading (Redemption) Fees

The Funds (except the Balanced Fund) charge a redemption fee equal to 2.00% of the proceeds on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders and accounted for as an addition to paid in capital. For the six months ended December 31, 2025, the Funds received the following redemption fees:

	Class I	Class S
Large Cap Growth Fund	$157	$—
ESG Growth Fund	—	—
Mid Cap Growth Fund	329	—
Small Cap Growth Fund	486	—

DECEMBER 31, 2025	57

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

58	FINANCIAL STATEMENTS AND OTHER INFORMATION

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DECEMBER 31, 2025	59

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60	FINANCIAL STATEMENTS AND OTHER INFORMATION

Financial Statements and Other Information
December 31, 2025

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Columbus, OH

GENERAL COUNSEL
Faegre Drinker Biddle & Reath LLP
Minneapolis, MN

SIT STOCK 12-2025

Financial Statements and Other Information December 31, 2025 INVESTMENT ADVISER INDEPENDENT REGISTERED PUBLIC Sit Investment Associates, Inc. ACCOUNTING FIRM 80 S. Eighth Street KPMG LLP Suite 3300 Columbus, OH Minneapolis, MN 55402 GENERAL COUNSEL CUSTODIAN Faegre Drinker Biddle & Reath LLP The Bank Of New York Mellon Minneapolis, MN 111 Sanders Creek Parkway Syracuse, NY 13057 TRANSFER AGENT AND DISBURSING AGENT Sit Mutual Funds Attention: 534459 500 Ross Street, 154-0520 Pittsburgh, PA 15262 Sit Mutual Funds 1-800-332-5580 www.sitfunds.com

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Six Months ended December 31, 2025

Name of Director	Aggregate Renumeration Paid by all 14 of the Sit Mutual Funds
Edward M. Giles	$31,000
Sidney L. Jones	$41,000
Bruce C. Lueck	$31,000
Donald W. Phillips	$31,000
Barry N. Winslow	$31,000

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

During the Registrant’s most recent fiscal half-year, the Boards of Directors approved the renewal of the investment management agreements with the Sit Mutual Funds. Below is the Boards’ discussion at the October 28, 2025 board meeting of the material factors and conclusions that formed the basis for the board’s approval.

BOARD RE-APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At their joint meeting held on October 28, 2025, the Boards of Directors (the “Boards”) of Sit Mid Cap Growth Fund, Inc., Sit Large Cap Growth Fund, Inc., Sit International Growth Fund, Sit Balanced Fund, Sit Developing Markets Growth Fund, Sit ESG Growth Fund, Sit Small Cap Growth Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund and Sit Small Cap Dividend Growth Fund (each a “Fund” and collectively, the “Funds”) unanimously approved the continuation for another one-year period of the investment management agreements entered into by and between Sit Investment Associates, Inc. (“SIA”) and each of Sit Mid Cap Growth Fund, Inc., dated November 1, 1996; Sit Large Cap Growth Fund, Inc., dated November 1, 1996; and Sit Mutual Funds Inc., dated November 1, 1992 (collectively, the “Agreements”).

In advance of the October 28, 2025 meeting, the Boards requested and received materials from SIA to assist them in considering the re-approval of the Agreements. The Boards, including all of the Directors who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “non-interested Directors”) approved the Agreements after discussion and consideration of various factors relating to the Boards’ selection of SIA as the Funds’ investment adviser and the Boards’ approval of the fees to be paid under the Agreements. In evaluating the Agreements, the Directors relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of SIA and its services and personnel. The Directors did not consider any single factor as controlling in determining whether to approve the Agreements, and the items described herein are not all-encompassing of the matters considered by the Directors.

Investment Adviser Criteria. The Directors began their analysis by discussing their criteria for determining the quality of an investment adviser. In this regard, the Directors noted that their criteria were similar to those used by institutional investors in evaluating and selecting investment advisers. The Directors discussed several factors in assessing the nature, extent and quality of the services performed by SIA, including the following:

Investment Philosophy and Process. The Directors considered SIA’s philosophy around managing assets. With respect to equity securities, the Directors noted that SIA seeks to identify growth-oriented securities issued by companies with the potential for earnings growth at a faster rate than the general economy and market indices. The Directors considered SIA’s belief that earnings growth is the primary determinant of superior long-term returns for equity securities, and that SIA invests in companies it believes exhibit above-market and consistent growth, as well as companies that demonstrate conservative and cyclical growth. They also considered that SIA’s active management style concentrates on the best growth opportunities for the Funds at reasonable valuation levels. The Directors determined that the Funds’ investment objectives are consistent with SIA’s investment philosophy and growth style. The Directors reviewed the Funds’ portfolio characteristics and noted that SIA consistently managed the Funds in a growth style. In reviewing the Funds’ portfolio characteristics, the Directors found no indication of style drift away from growth stocks over market cycles. The Directors noted that, in periods during which growth stocks have generally under-performed relative to value stocks, Fund performance may not rank favorably compared to other funds investing in value stocks.

The Directors discussed SIA’s consistent and well-defined investment process. With respect to equity securities, the Directors noted that SIA utilizes a team-based, top-down and bottom-up investment decision making process.

Investment Professionals. The Directors discussed the experience, knowledge and organizational stability of SIA and its investment professionals. The Directors noted that SIA’s senior professionals are actively involved in the investment process and have significant investment industry experience.

The Directors discussed the depth of SIA’s investment staff, noting that SIA has over 35 investment professionals. Given the investment products offered by SIA and SIA’s amount of assets under management, the Directors determined that SIA’s investment staff is well positioned to meet the current needs of its clients, including the Funds, and to accommodate growth in its number of clients and assets under management for the near future. The Directors concluded that the depth of SIA’s investment staff, and in particular senior management and investment analysts, exceeds the Funds’ current requirement at their present asset size. The Directors noted that SIA has the resources of an investment firm with over $18 billion in assets under management working for the benefit of the Funds’ shareholders. The Directors concluded that SIA has substantial resources to provide services to the Funds and that SIA’s services had been acceptable.

Investment Performance. The Directors reviewed and discussed the Funds’ investment performance on an absolute and comparable basis for various periods as discussed below. The Directors noted that the investment performance of the Funds has generally been competitive with indices and other funds with similar investment styles as the Funds, such as equity growth funds.

Corporate Culture. The Directors discussed SIA’s corporate values and commitment to operate under the highest ethical and professional standards. They considered that SIA’s culture is set and practiced by senior management of SIA who insist that all SIA professionals exhibit honesty and integrity. The Directors noted that SIA’s values are evident in the services it provides to the Funds.

Review of Specific Factors. The Directors continued their analysis by reviewing specific information regarding SIA and the Funds, and the specific terms of the Agreements, including the following:

Investment Performance. The Directors reviewed the investment performance of each Fund for the 3-month, 1-year, and 5-year periods ended September 30, 2025, both on an absolute basis and on a comparative basis to indices and mutual funds within the same investment categories. As noted above, the Directors concluded that the investment performance of the Funds has been competitive in relation to funds with similar objectives and strategies.

Fees and Expenses. The Directors noted that the Funds pay SIA a monthly fee and SIA is responsible for all of the Funds’ expenses, except interest, brokerage commissions, portfolio transaction charges (including acquired fund fees and expenses), certain extraordinary expenses, and fees paid under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act for Class S shares of Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Small Cap Dividend Growth Fund, and Sit ESG Growth Fund. The Directors reviewed fees paid in prior years and the current fees to be paid under the Agreements both before and after fee waivers with respect to Sit Balanced Fund, Sit International Growth Fund, Sit Developing Markets Growth Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Small Cap Dividend Growth Fund and Sit ESG Growth Fund. The Directors approved a reduction of the fees to be paid under the Agreements of Sit Balanced Fund, Sit Developing Markets Growth Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Small Cap Dividend Growth Fund and Sit ESG Growth Fund and the elimination of these Funds’ fee waivers effective November 1, 2025, such that there is no change in the net fees paid to SIA. The Directors agreed these changes will simplify the disclosures regarding fees paid to SIA.

The Directors compared each Fund’s expense ratio to (i) the average and median expense ratios of no-load mutual funds within the same Morningstar, Inc. (“Morningstar”) investment category, (ii) the average expense ratio for load funds within the Fund’s Morningstar category, and (iii) the average expense ratio for all funds within the Fund’s Morningstar category. The Directors also compared each Fund’s management fees to (i) the average and median actual management fees of no-load mutual funds within the same Morningstar investment category, (ii) the average actual management fees for load funds within the Fund’s Morningstar category, and (iii) the average actual management fees for all funds within the Fund’s Morningstar category. Generally, the Funds’ expense ratios were higher than or approximated the averages of the applicable category. The Directors noted that the Morningstar no-load categories include funds of various asset sizes, some of which are significantly larger in assets than the Funds. The Directors also noted that, unlike other funds within each Fund’s Morningstar category, SIA charges a single unified management fee and is responsible for paying all Fund operating expenses. The Directors concluded that the fees paid by the Funds are reasonable and appropriate.

The Directors reviewed the extent to which the fees to be paid under the Agreements by each Fund may be affected by an increase in the Fund’s assets, which included reviewing each Fund’s current and historical assets and the likelihood and magnitude of future increases in the Fund’s assets. The Directors agreed that it is appropriate that the Funds benefit from improved economies of scale as the Funds’ assets increase. However, the Directors concluded that, given the amount of the Funds’ current assets and the likelihood and magnitude of future increases in the Funds’ assets, a graduated fee structure for each Fund was unnecessary at the time because the fees to be paid under the current Agreements were reasonable and appropriate.

The Directors reviewed the expenses paid by SIA relating to the operations of the Funds, and SIA’s income with respect to its management of the Funds for the past two calendar years. The Directors concluded that the expenses paid were appropriate and that SIA’s profit margin with respect to the management of the Funds was acceptable.

The Directors reviewed SIA’s investment advisory fee schedule for investment management services provided to other clients. The Directors compared the services provided to the Funds and other clients of SIA and its affiliates and recognized that the Funds’ expenses are borne by SIA, except as noted above. The Directors concluded that the fees paid by the Funds in relation to the fees paid by other clients of SIA and its affiliates were appropriate and reasonable.

The Directors discussed the extent to which SIA receives ancillary benefits from its relationship with the Funds, such as soft dollar arrangements by which brokers provide research services to SIA as a result of brokerage generated by the Funds. The Boards concluded that any benefits SIA receives from its relationship with the Funds are well within industry norms, are reflected in the amount of the fees paid by the Funds to SIA and are appropriate and reasonable.

Non-Advisory Services. The Directors considered the quality of non-advisory services which SIA provides to the Funds (and their shareholders) and the quality and depth of SIA’s non-investment personnel who provide such services. The Directors concluded that the level of such services and the quality and depth of such personnel are acceptable and consistent with industry standards.

Finally, the Directors considered the compliance staff and the regulatory history of SIA and the Funds and concluded that both are acceptable and consistent with industry standards.

Based on these conclusions, without any single conclusion being dispositive, the Directors, including the non-interested Directors by separate vote, determined that renewal of the Agreements was in the interest of each Fund and its shareholders.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.

Item 16:	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term in defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18:	Recovery of Erroneously Awarded Compensation.

None.

Item 19:	Exhibits.

(a) (1) None.

(a) (2) Not applicable.

(a) (3) A separate certification from the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (certification required by Section 302 of the Sarbanes-Oxley Act of 2002) are attached as an exhibit hereto.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (certification required by Section 906 of the Sarbanes-Oxley Act of 2002) is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, COO & Secretary
Principal Financial Officer

Date February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, COO & Secretary
Principal Financial Officer
Date February 24, 2026

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President
Principal Executive Officer

Date February 24, 2026